PROSPECTUS

FEDERATED SHORT-TERM
U.S. GOVERNMENT TRUST

A Portfolio of Money Market Obligations Trust

A money market mutual fund seeking high current income consistent with stability of principal and liquidity by investing primarily in a portfolio of short-term U.S. Treasury and government agency securities.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

FEBRUARY 29, 2000


CONTENTS

Risk/Return Summary  1
What are the Fund's Fees and Expenses?  3
What are the Fund's Investment Strategies?  4
What are the Principal Securities in Which the
Fund Invests?  4
What are the Specific Risks of Investing in the Fund?  5
What Do Shares Cost?  5

How is the Fund Sold?  6

How to Purchase Shares  6
How to Redeem Shares  7

Account and Share Information  9
Who Manages the Fund?  10

Financial Information  10

Report of Ernst & Young LLP, Independent Auditors  21


Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?


The Fund is a money market fund which seeks to maintain a stable net asset value of $1.00 per share. The Fund's investment objective is high current income consistent with stability of principal and liquidity. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests primarily in a portfolio of short-term U.S. Treasury and government agency securities. These investments include repurchase agreements collateralized fully by U.S. Treasury and government agency securities. The average maturity of the Fund's portfolio will be 90 days or less.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?


All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable net asset value, it is possible to lose money by investing in the Fund. The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

RISK/RETURN BAR CHART AND TABLE

[Graphic]

Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund's total returns on a calendar year-end basis.

The Fund's shares are not sold subject to a sales charge (load). The total returns displayed above are based upon net asset value.

Within the period shown in the Chart, the Fund's highest quarterly return was 2.00% (quarter ended June 30, 1990). Its lowest quarterly return was 0.72% (quarter ended June 30, 1993).

AVERAGE ANNUAL TOTAL RETURN TABLE


The following table represents the Fund's Average Annual Total Returns for the calendar periods ended December 31, 1999.

CALENDAR PERIOD   FUND
1 Year            4.77%
5 Years           5.20%
10 Years          5.05%


The Fund's 7-Day Net Yield as of December 31, 1999 was 5.00%. You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

The Bar Chart and Performance Table reflect historical performance data for Federated Short-Term U.S. Government Trust before its reorganization as a portfolio of Money Market Obligations Trust on April 29, 1999.

What are the Fund's Fees and Expenses?

FEDERATED SHORT-TERM U.S. GOVERNMENT TRUST

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of Federated Short-Term U.S. Government Trust.

SHAREHOLDER
FEES


Fees Paid Directly From Your Investment Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering price) None Maximum Deferred Sales Charge
(Load) (as a percentage of original purchase price or redemption proceeds, as applicable) None Maximum Sales Charge (Load) Imposed on Reinvested Dividends
(and other Distributions) (as a percentage of offering price) None Redemption
Fee (as a percentage of amount redeemed, if applicable) None Exchange Fee None

ANNUAL FUND OPERATING
EXPENSES (Before
Waivers)
1

Expenses That are Deducted
From Fund Assets (as a
percentage of average net
assets)
Management Fee 2
0.40%
Distribution (12b-1) Fee
None
Shareholder Services Fee 3
0.25%
Other Expenses
0.15%
Total Annual Fund
Operating Expenses 4
0.80%

1 Although not contractually obligated to do so, the adviser and shareholder services provider waived certain amounts during the fiscal year ended December
31, 1999. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended December 31,1999.

 Total Waivers of Fund
Expenses

0.34%

 Total Actual Annual Fund
Operating Expenses (after

waivers)
0.46%

2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.26% for the fiscal year ended December
31, 1999.

3 The shareholder services provider voluntarily waived a portion of the shareholder services fee. The shareholder services provider can terminate this voluntary waiver at any time. The shareholder services fee paid by the Fund
(after the voluntary waiver) was 0.05% for the fiscal year ended December 31, 1999.

4 For the fiscal year ended December 31, 1998, prior to the reorganization of Federated Short-Term U.S. Government Trust (the Former Fund) as a portfolio of
Money Market Obligations Trust, the former fund had Total Annual Fund Operating
Expenses and Total Actual Annual Fund Operating Expenses (after waivers) of
0.79% and 0.46%, respectively.


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are BEFORE WAIVERS as shown in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year         $ 82
3 Years        $255
5 Years        $444
10 Years       $990


What are the Fund's Investment Strategies?


The Fund invests primarily in a portfolio of U.S. Treasury and government agency securities maturing in 397 days or less. These investments include repurchase agreements collateralized fully by U.S. Treasury and government agency securities. The Fund's dollar-weighted average portfolio maturity will be 90 days or less.

 The Fund's investment adviser (Adviser) targets a dollar-weighted average portfolio maturity range based upon its interest rate outlook. The Adviser formulates its interest rate outlook by analyzing a variety of factors, such as:

* current U.S. economic activity and the economic outlook;

* current short-term interest rates;

* the Federal Reserve Board's policies regarding short-term interest rates; and

* the potential effects of foreign economic activity on U.S. short-term interest rates.

The Adviser generally shortens the portfolio's dollar-weighted average maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. The Adviser selects securities used to shorten or extend the portfolio's dollar-weighted average maturity by comparing the returns currently offered by different investments to their historical and expected returns.

What are the Principal Securities in Which the Fund Invests?


FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. The following describes the types of fixed income securities in which the Fund may invest.

U.S. TREASURY SECURITIES

U.S. Treasury securities are direct obligations of the federal government of the United States.

AGENCY SECURITIES

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a "GSE"). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities.

REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return for the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

Repurchase agreements are subject to credit risks.

What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISK


Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

CREDIT RISK

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

What Do Shares Cost?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. The Fund attempts to stabilize the net asset value (NAV) of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Fund does not charge a front-end sales load.

NAV is determined at 12:00 noon and 3:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to institutions acting in an agency or fiduciary capacity or to individuals, directly or through investment professionals.

The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

* Establish an account with the investment professional; and

* Submit your purchase order to the investment professional before 3:00 p.m. (Eastern time). You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. (Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

* Establish your account with the Fund by submitting a completed New Account Form; and

* Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and will become a shareholder after the Fund receives the order.

BY WIRE

Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire

ABA Number 011000028
Attention: EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

BY CHECK

Make your check payable to THE FEDERATED FUNDS, note your account number on the check, and mail it to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE that requires a street address, mail it to:

Federated Shareholder Services Company
1099 Hingham Street

Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or THE FEDERATED FUNDS).


Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

* through an investment professional if you purchased Shares through an investment professional; or

* directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.

DIRECTLY FROM THE FUND

BY TELEPHONE

You may redeem Shares by calling the Fund at 1-800-341-7400 once you have completed the appropriate authorization form for telephone transactions.

If you call before 3:00 p.m. (Eastern time), your redemption will be wired to you the same day. You will not receive that day's dividend.

If you call after 3:00 p.m. (Eastern time), your redemption will be wired to you the following business day. You will receive that day's dividend.

BY MAIL

You may redeem Shares by mailing a written request to the Fund.

Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

Send requests by mail to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Send requests by PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE to:

Federated Shareholder Services Company
1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:

* Fund Name and Share Class, account number and account registration;

* amount to be redeemed; and


* signatures of all shareholders exactly as registered.


Call your investment professional or the Fund if you need special instructions.

SIGNATURE GUARANTEES

Signatures must be guaranteed if:

* your redemption will be sent to an address other than the address of record;


* your redemption will be sent to an address of record that was changed within the last 30 days; or


* a redemption is payable to someone other than the shareholder(s) of record.


A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

* an electronic transfer to your account at a financial institution that is an ACH member; or

* wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

* to allow your purchase to clear;

* during periods of market volatility; or

* when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

SHARE CERTIFICATES

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

ACCOUNT ACTIVITY

You will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS


The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

ACCOUNTS WITH LOW BALANCES


Due to the high cost of maintaining accounts with low balances, non- retirement accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise approximately 176 mutual funds and separate accounts, which totaled approximately $125 billion in assets as of December 31, 1999. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

ADVISER FEES

The Adviser receives an annual investment adviser fee of 0.40% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

Financial Information

FINANCIAL HIGHLIGHTS


The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information for the fiscal year ended December 31, 1999 has been audited by Ernst & Young LLP whose report, along with the Fund's audited financial statements, is included in this prospectus. Previous fiscal years were audited by other auditors.

Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Independent Auditors on page 21.

YEAR ENDED DECEMBER 31                         1999         1998         1997
1996         1995
NET ASSET VALUE, BEGINNING OF PERIOD         $ 1.00       $ 1.00       $ 1.00       $
1.00       $ 1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                          0.05         0.05         0.05
0.05         0.06
LESS
DISTRIBUTIONS

Distributions from net investment income      (0.05)       (0.05)       (0.05)
(0.05)       (0.06)
NET ASSET VALUE, END OF PERIOD               $ 1.00       $ 1.00       $ 1.00       $
1.00       $ 1.00
TOTAL RETURN 1                                 4.77%        5.16%        5.24%
5.10%        5.72%

RATIOS TO AVERAGE NET ASSETS:
Expenses                                       0.46%        0.46%        0.46%
0.46%        0.46%
Net investment income                          4.64%        5.04%        5.10%
4.99%        5.57%
Expense waiver/reimbursement 2                 0.34%        0.33%        0.33%
0.33%        0.32%
SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)    $289,123     $350,019     $489,292
$609,589     $773,851

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

DECEMBER 31, 1999

PRINCIPAL

AMOUNT                                                   VALUE
                 SHORT-TERM OBLIGATIONS-
                 64.3%

  $  3,000,000 1 Federal Farm Credit Bank
                 Floating Rate Note,
                 6.306%, 4/3/2000                $   2,999,697
     2,000,000   Federal Farm Credit Bank

                 Note, 5.400%, 7/3/2000              1,998,480
    34,000,000 2 Federal Home Loan Bank
                 Discount Notes, 5.370% -
                 5.615%, 1/21/2000 -
                 3/1/2000                           33,812,619
     6,000,000 1 Federal Home Loan Bank

                 Floating Rate Notes,
                 5.839% - 6.263%,
                 1/18/2000 - 2/12/2000               5,997,504
    22,050,000   Federal Home Loan Bank
                 Notes, 4.790% - 6.125%,
                 1/14/2000 - 10/27/2000             22,046,306
    17,033,000 2 Federal Home Loan Mortgage

                 Corp. Discount Notes,
                 5.110% - 5.590%,
                 1/10/2000 - 8/4/2000               16,909,439
    15,500,000 1 Federal Home Loan Mortgage

                 Corp. Floating Rate Notes,
                 5.593% - 6.291%, 1/18/2000
                 - 1/24/2000                        15,496,418
    26,500,000 2 Federal National Mortgage
                 Association Discount
                 Notes, 4.610% - 5.880%,

                 1/24/2000 - 6/22/2000              26,223,650
    26,000,000 1 Federal National Mortgage
                 Association Floating Rate
                 Notes, 5.856% - 6.301%,

                 1/18/2000 - 3/23/2000              25,990,542
     8,000,000   Federal National Mortgage
                 Association, 5.632%,
                 2/1/2000                            7,961,200
     9,500,000   Federal National Mortgage

                 Association Notes, 4.820%
                 - 5.180%, 1/28/2000 -
                 5/5/2000                            9,498,411
    16,000,000 1 Student Loan Marketing
                 Association Floating Rate
                 Notes, 5.720% - 6.131%,

                 1/3/2000 - 1/4/2000                15,995,261
     1,000,000   Student Loan Marketing
                 Association Note, 6.045%,
                 11/3/2000                             999,505
                 TOTAL SHORT-TERM
                 OBLIGATIONS                       185,929,032
                 REPURCHASE AGREEMENTS-
                 35.5% 3

    10,000,000   Bank of America Securities
                 LLC, 3.150%, dated
                 12/31/1999, due 1/3/2000           10,000,000
     4,500,000   Barclays Capital, Inc.,
                 3.000%, dated 12/31/1999,
                 due 1/3/2000                        4,500,000
     4,000,000 4 Goldman Sachs Group, Inc.,
                 5.650%, dated 9/21/1999,
                 due 1/19/2000                       4,000,000
     9,000,000 4 Goldman Sachs Group, Inc.,
                 5.650%, dated 9/23/1999,
                 due 1/21/2000                       9,000,000
     5,000,000   Morgan Stanley Dean Witter
                 & Co., 3.500%, dated

                 12/31/1999, due 1/3/2000            5,000,000
PRINCIPAL

AMOUNT                                                   VALUE
                 REPURCHASE AGREEMENTS-
                 continued 3
  $  5,000,000 4 Morgan Stanley Dean Witter
                 & Co., 5.590%, dated

                 11/17/1999, due 1/18/2000       $   5,000,000
    55,000,000   Paine Webber Group, Inc.,
                 3.500%, dated 12/31/1999,
                 due 1/3/2000                       55,000,000
    10,000,000   Paribas Corp., 3.550%,
                 dated 12/31/1999, due
                 1/3/2000                           10,000,000
                 TOTAL REPURCHASE
                 AGREEMENTS                        102,500,000
                 TOTAL INVESTMENTS (AT
                 AMORTIZED COST) 5               $ 288,429,032

1  Current rate and next reset date shown.

2 Each issue shows the rate of discount at the time of purchase.

3 The repurchase agreements are fully collateralized by U.S. Treasury and/or government agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

4 Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

5 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($289,122,584) at December 31, 1999.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

DECEMBER 31, 1999

ASSETS:
Investments in repurchase
agreements                      $ 102,500,000
Investments in securities         185,929,032
Total investments in
securities, at amortized
cost and value                                    $ 288,429,032
Cash                                                    152,003
Income receivable                                     1,118,451
Receivable for shares sold                              388,219
TOTAL ASSETS                                        290,087,705
LIABILITIES:
Payable for shares

redeemed                               55,928
Income distribution
payable                               873,675
Accrued expenses                       35,518
TOTAL LIABILITIES                                       965,121
Net assets for 289,122,584
shares outstanding                                $ 289,122,584
NET ASSET VALUE, OFFERING
PRICE AND REDEMPTION
PROCEEDS PER SHARE:
$289,122,584 divide 289,122,584
shares outstanding                                        $1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

YEAR ENDED DECEMBER 31, 1999

INVESTMENT INCOME:
Interest                                                           $ 16,951,340
EXPENSES:
Investment adviser fee                          $  1,329,591
Administrative personnel
and services fee                                     250,608
Custodian fees                                        29,949
Transfer and dividend
disbursing agent fees and
expenses                                              64,022
Directors'/Trustees' fees                             17,251
Auditing fees                                         13,135
Legal fees                                             5,750
Portfolio accounting fees                             81,140
Shareholder services fee                             830,994
Share registration costs                              25,992
Printing and postage                                  20,634
Insurance premiums                                     1,970
Miscellaneous                                          3,480
TOTAL EXPENSES                                     2,674,516
WAIVERS:
Waiver of investment

adviser fee                    $  (466,068)
Waiver of shareholder

services fee                      (664,795)
TOTAL WAIVERS                                     (1,130,863)
Net expenses                                                          1,543,653
Net investment income                                              $ 15,407,687

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

YEAR ENDED DECEMBER 31                      1999                   1998
INCREASE (DECREASE) IN NET
ASSETS
OPERATIONS:

Net investment income           $     15,407,687       $     18,938,821
DISTRIBUTIONS TO
SHAREHOLDERS:
Distributions from net

investment income                    (15,407,687)           (18,938,821)
SHARE TRANSACTIONS:
Proceeds from sale of
shares                             1,064,635,667          1,340,144,670
Net asset value of shares
issued to shareholders in
payment of
distributions declared                 4,662,901              5,415,142
Cost of shares redeemed           (1,130,194,910)        (1,484,833,055)
CHANGE IN NET ASSETS
RESULTING FROM SHARE
TRANSACTIONS                         (60,896,342)          (139,273,243)
Change in net assets                 (60,896,342)          (139,273,243)
NET ASSETS:
Beginning of period                  350,018,926            489,292,169
End of period                   $    289,122,584       $    350,018,926

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

DECEMBER 31, 1999

ORGANIZATION

Federated Short-Term U.S. Government Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. Effective April 29, 1999, the Fund became a portfolio of the Money Market Obligations Trust (the "Trust"). The Trust consists of 40 portfolios. The financial statements included herein are only those of the Fund. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

The investment objective of the Fund is high current income consistent with stability of principal and liquidity.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATION

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

REPURCHASE AGREEMENTS

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when- issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At December 31, 1999, capital paid-in aggregated $289,122,584.

Transactions in shares were as follows:

YEAR ENDED DECEMBER 31                  1999               1998
Shares sold                    1,064,635,667      1,340,144,670
Shares issued to
shareholders in payment of
distributions declared             4,662,901          5,415,142
Shares redeemed               (1,130,194,910)    (1,484,833,055)
NET CHANGE RESULTING FROM
SHARE TRANSACTIONS               (60,896,342)      (139,273,243)

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER FEE

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.15% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

CHANGE OF INDEPENDENT AUDITORS (UNAUDITED)

On May 19, 1999, the Trustees, upon the recommendation of its Audit Committee, requested and subsequently accepted the resignation of Arthur Anderson LLP ("AA") as the Fund's independent auditors. AA's reports on the Fund's financial statements for the fiscal years ended December 31, 1997 and December 31, 1998 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Fund's fiscal years ended December 31, 1997 and December 31, 1998: (i) there were no disagreements with AA on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of AA, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the financial statements for such years; and (ii) there were no reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

The Fund, by action of its Trustees, upon the recommendation of the Audit Committee, has engaged Ernst & Young LLP ("E&Y") as the independent auditors to audit the Fund's financial statements for the fiscal year ended December 31, 1999. During the Fund's fiscal years ended December 31, 1997 and December 31, 1998, neither the Fund nor anyone on its behalf has consulted E&Y on items which
(i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements, or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) of reportable events (as described in paragraph (a)(1)(v) of said Item 304).

Report of Ernst & Young LLP, Independent Auditors

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND
SHAREHOLDERS OF FEDERATED SHORT-TERM U.S. GOVERNMENT TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Short-Term U.S. Government Trust (the "Fund") (one of the portfolios constituting the Money Market Obligations Trust), as of December 31, 1999, and the related statement of operations, statement of changes in net assets and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended December 31, 1998, and the financial highlights for each of the four years then ended were audited by other auditors whose report dated February 22, 1999 expressed an unqualified opinion on that statement and those financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Short-Term U.S. Government Trust portfolio of the Money Market Obligations Trust at December 31, 1999, and the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States.

[Graphic]

Boston, Massachusetts
February 16, 2000


Federated Short-Term U.S. Government Trust

A Portfolio of Money Market Obligations Trust

FEBRUARY 29, 2000

A Statement of Additional Information (SAI) dated February 29, 2000, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Semi- Annual Report to shareholders as it becomes available. To obtain the SAI, Semi-Annual Report and other information without charge, and make inquiries, call your investment professional or the Fund at 1-800-341- 7400.

You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room in Washington, DC. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942- 8090 for information on the Public Reference Room's operations and copying fees.

[Graphic]
Federated
Federated Short-Term U.S. Government Trust
Federated Investors Funds
5800 Corporate Drive

Pittsburgh, PA 15237-7000
1-800-341-7400
WWW.FEDERATEDINVESTORS.COM

Federated Securities Corp., Distributor

Investment Company Act File No. 811-5950


Cusip 60934N765

8020102A (2/00)

[Graphic]


STATEMENT OF ADDITIONAL INFORMATION

Federated Short-Term U.S. Government Trust

A Portfolio of Money Market Obligations Trust

This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for Federated Short-Term U.S. Government Trust (Fund), dated February 29, 2000. Obtain the prospectus without charge by calling 1-800-341-7400.

FEBRUARY 29, 2000

[Graphic]
Federated
World-Class Investment Manager
Federated Short-Term U.S. Government
Federated Investors Funds
5800 Corporate Drive

Pittsburgh, PA 15237-7000
1-800-341-7400
WWW.FEDERATEDINVESTORS.COM

Federated Securities Corp., Distributor

8020102B (2/00)


[Graphic]

CONTENTS

How is the Fund Organized?  1
Securities in Which the Fund Invests  1
How is the Fund Sold?  4
Subaccounting Services  4

Redemption in Kind  5

Massachusetts Partnership Law  5
Account and Share Information  5
Tax Information  5
Who Manages and Provides Services to the Fund?  6
How Does the Fund Measure Performance?  9

Who is Federated Investors, Inc.?  10
Addresses  12


How is the Fund Organized?


The Fund is a diversified portfolio of Money Market Obligations Trust (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on October 3, 1988. The Trust may offer separate series of shares representing interests in separate portfolios of securities. The Fund, which was established on February 2, 1987, was reorganized as a portfolio of the Trust on April 29, 1999. The Fund's investment adviser is Federated Investment Management Company.

Securities in Which the Fund Invests

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.

SECURITIES DESCRIPTIONS AND TECHNIQUES


FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

U.S. TREASURY SECURITIES

U.S. Treasury securities are direct obligations of the federal government of the United States. U.S. Treasury securities are generally regarded as having the lowest credit risk.

AGENCY SECURITIES

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a "GSE"). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risk, but not as low as Treasury securities.

MORTGAGE BACKED SECURITIES


Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

ZERO COUPON SECURITIES

Zero coupon securities do not pay interest or principal until final maturity, unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security.

There are many forms of zero coupon securities. Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds. Others are created from interest bearing bonds by separating the right to receive the bond's coupon payments from the right to receive the bond's principal due at maturity, a process known as coupon stripping. Treasury STRIPs are the most common forms of stripped zero coupon securities. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as pay-in-kind, or PIK, securities.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES


The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.

SPECIAL TRANSACTIONS

REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

REVERSE REPURCHASE AGREEMENTS


Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risk because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

DELAYED DELIVERY TRANSACTIONS


Delayed delivery transactions, including when-issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

SECURITIES LENDING

The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

Securities lending activities are subject to interest rate risks and credit risks.

INTER-FUND BORROWING AND LENDING ARRANGEMENTS

The Securities and Exchange Commission (SEC) has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated Investors, Inc. (Federated funds) to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending funds, and an inter-fund loan is only made if it benefits each participating fund. Federated administers the program according to procedures approved by the Fund's Board of Trustees (Board) and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating funds.

For example, inter-fund lending is permitted only (a) to meet shareholder redemption requests, and (b) to meet commitments arising from "failed" trades. All inter-fund loans must be repaid in seven days or less. The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter- fund loans may be made only when the rate of interest to be charged is more attractive to the lending fund than market-competitive rates on overnight repurchase agreements (Repo Rate) and more attractive to the borrowing fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (Bank Loan Rate), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.

ASSET COVERAGE


In order to secure its obligations in connection with special transactions, the Fund will either own the underlying securities or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on special transactions.

INVESTMENT RISKS

There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

CREDIT RISK


Credit risk is the possibility that an issuer will default (fails to repay interest and principal when due). If an issuer defaults, the Fund may lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

LEVERAGE RISK

Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

INVESTMENT LIMITATIONS


SELLING SHORT AND BUYING ON MARGIN


The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as may be necessary for clearance of purchase and sales of securities.

ISSUING SENIOR SECURITIES

The Fund will not issue senior securities.

BORROWING MONEY

The Fund will not borrow money except as a temporary measure for extraordinary or emergency purposes and then only in amounts not in excess of 5% of the value of its total assets or in an amount up to one-third of the value of its total assets, including the amount borrowed, in order to meet redemption requests without immediately selling portfolio instruments. Any such borrowings would not be collateralized.

PLEDGING ASSETS


The Fund will not pledge securities except that it may enter into reverse repurchase agreements permitted by its investment objective and policies.

LENDING CASH OR SECURITIES


The Fund will not lend any assets, except portfolio securities up to one- third of the value of its total assets. This shall not prevent the Fund from purchasing or holding U.S. government securities, including repurchase agreements, permitted by its investment objective and policies.

INVESTING IN COMMODITIES


The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities. For purposes of this restriction, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities.

INVESTING IN REAL ESTATE

The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

UNDERWRITING

The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

THE ABOVE LIMITATIONS CANNOT BE CHANGED UNLESS AUTHORIZED BY THE BOARD AND BY THE "VOTE OF A MAJORITY OF ITS OUTSTANDING VOTING SECURITIES," AS DEFINED BY THE INVESTMENT COMPANY ACT OF 1940 (1940 ACT). THE FOLLOWING LIMITATIONS, HOWEVER, MAY BE CHANGED BY THE BOARD WITHOUT SHAREHOLDER APPROVAL. SHAREHOLDERS WILL BE NOTIFIED BEFORE ANY MATERIAL CHANGE IN THESE LIMITATIONS BECOMES EFFECTIVE.

CONCENTRATION OF INVESTMENTS


The Fund will not invest 25% or more of the value of its total assets in any one industry. However, the Fund may invest 25% or more of the value of its total assets in cash, cash items, or securities issued or guaranteed by the government of the United States, or its agencies, or instrumentalities and repurchase agreements collateralized by such U.S. government securities. The U.S. government is not considered to be an industry.

DIVERSIFICATION OF INVESTMENTS


With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash, cash items, or securities issued or guaranteed by the government of the United States, or its agencies, or instrumentalities and repurchase agreements collateralized by such U.S. government securities) if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer, or if it would own more than 10% of the outstanding voting securities of that issuer.

INVESTING IN ILLIQUID SECURITIES


The Fund will not invest more than 10% of the value of its net assets in illiquid securities including certain restricted securities not determined to be liquid under criteria established by the Board and repurchase agreements providing for settlement in more than seven days after notice.

INVESTING FOR CONTROL


The Fund will not invest in securities of a company for the purpose of exercising control or management.

For purposes of the diversification limitation, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

REGULATORY COMPLIANCE


The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this SAI, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, the Fund will comply with the various requirements of Rule 2a-7 (the
Rule), which regulates money market mutual funds. The Fund will determine the effective maturity of its investments according to the Rule. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

DETERMINING MARKET VALUE OF SECURITIES


The Board has decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in the Rule. Under the Rule, the Board must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Board will take any steps it considers appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.

How is the Fund Sold?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.

SHAREHOLDER SERVICES

The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS

Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services Company (but not out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.

Subaccounting Services

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

Massachusetts Partnership Law

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

Account and Share Information

VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All Shares of the Fund have equal voting rights.

As of February 1, 2000, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares: ISTCO, Belleville, Illinois, owned approximately 43,455,753.58 shares (15.79%); ONEDUN, Dundee, Illinois, owned approximately 30,749,950.03 shares (11.17%).

Tax Information

FEDERAL INCOME TAX

The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.

Who Manages and Provides Services to the Fund?

BOARD OF TRUSTEES


The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birth date, present position(s) held with the Trust, principal occupations for the past five years and positions held prior to the past five years, total compensation received as a Trustee from the Trust for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Trust is comprised of 40 funds and the Federated Fund Complex is comprised of 43 investment companies, whose investment advisers are affiliated with the Fund's Adviser.

As of February 1, 2000 the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Shares.

NAME

BIRTH DATE                                                           AGGREGATE
TOTAL COMPENSATION
ADDRESS                               PRINCIPAL OCCUPATIONS          COMPENSATION
FROM TRUST
POSITION WITH TRUST                   FOR PAST FIVE YEARS            FROM FUND
AND FUND COMPLEX

JOHN F. DONAHUE*+#                    Chief Executive Officer                  $0
$0 for the Trust and
Birth Date: July 28, 1924             and Director or Trustee of
43 other investment
Federated Investors Tower             the Federated Fund
companies in the
1001 Liberty Avenue                   Complex; Chairman and
Fund Complex
Pittsburgh, PA                        Director,
Federated
CHAIRMAN AND TRUSTEE                  Investors, Inc.; Chairman,
                                      Federated

Investment

                                      Management Company,
                                      Federated
Global

                                      Investment

Management

                                      Corp. and

Passport

                                      Research, Ltd.; formerly:
                                      Trustee,
Federated

                                      Investment

Management

                                      Company and Chairman

and

                                      Director,
Federated

                                      Investment Counseling.
THOMAS G. BIGLEY                      Director or Trustee of              $753.36
$116,760.63 for the
Birth Date: February 3, 1934          the Federated Fund
Trust and 43 other
15 Old Timber Trail                   Complex; Director, Member
investment companies
Pittsburgh, PA                        of Executive Committee,
in the Fund Complex
TRUSTEE                               Children's Hospital
of
                                      Pittsburgh; Director,
                                      Robroy Industries, Inc.
                                      (coated steel
conduits/
                                      computer

storage

                                      equipment); formerly:
                                      Senior Partner, Ernst

&
                                      Young LLP; Director,
MED

                                      3000 Group, Inc.
                                      (physician
practice

                                      management); Director,
                                      Member of
Executive

                                      Committee, University

of

                                      Pittsburgh.
JOHN T. CONROY, JR.                   Director or Trustee of the          $828.81
$128,455.37 for the
Birth Date: June 23, 1937             Federated Fund Complex;
Trust and 43 other
Grubb & Ellis/Investment              President, Investment
investment companies
Properties Corporation                Properties Corporation;
in the Fund Complex
3201 Tamiami Trail North              Senior Vice President,
Naples, FL                            John R. Wood
and
TRUSTEE                               Associates, Inc.,
                                      Realtors; Partner
or

                                      Trustee in private

real

                                      estate ventures
in

                                      Southwest Florida;
                                      formerly: President,
                                      Naples
Property

                                      Management, Inc.
and

                                      Northgate

Village

                                      Development Corporation.
NICHOLAS P. CONSTANTAKIS              Director or Trustee of the           $65.68
$73,191.21 for the
Birth Date: September 3, 1939         Federated Fund Complex;
Trust and 37 other
175 Woodshire Drive                   Director, Michael Baker
investment companies
Pittsburgh, PA                        Corporation (engineering,
in the Fund Complex
TRUSTEE                               construction,
operations
                                      and technical services);
                                      formerly: Partner,
                                      Andersen Worldwide SC.
JOHN F. CUNNINGHAM                    Director or Trustee of some         $447.79
$93,190.48 for the
Birth Date: March 5, 1943             of the Federated Fund
Trust and 37 other
353 El Brillo Way                     Complex; Chairman,
investment companies
Palm Beach, FL                        President and Chief
in the Fund Complex
TRUSTEE                               Executive Officer,
                                      Cunningham & Co., Inc.
                                      (strategic
business

                                      consulting);
Trustee

                                      Associate, Boston College;
                                      Director, Iperia Corp.
                                      (communications/software);
                                      formerly: Director,
                                      Redgate Communications
and

                                      EMC Corporation

(computer
                                      storage systems).
                                      Previous Positions:
                                      Chairman of the Board
and

                                      Chief Executive Officer,
                                      Computer Consoles, Inc.;
                                      President and
Chief

                                      Operating Officer,
Wang

                                      Laboratories; Director,
                                      First National Bank
of

                                      Boston; Director,
Apollo

                                      Computer, Inc.
LAWRENCE D. ELLIS, M.D.*              Director or Trustee of the          $753.36
$116,760.63 for the
Birth Date: October 11, 1932          Federated Fund Complex;
Trust and 43 other
3471 Fifth Avenue                     Professor of Medicine,
investment companies
Suite 1111                            University of Pittsburgh;
in the Fund Complex
Pittsburgh, PA                        Medical Director,
TRUSTEE                               University of
Pittsburgh
                                      Medical Center - Downtown;
                                      Hematologist,
Oncologist

                                      and Internist,
University

                                      of Pittsburgh

Medical

                                      Center; Member,
National

                                      Board of Trustees,
                                      Leukemia Society
of

                                      America.
PETER E. MADDEN                       Director or Trustee of the          $630.11
$109,153.60 for the
Birth Date: March 16, 1942            Federated Fund Complex;
Trust and 43 other
One Royal Palm Way                    formerly: Representative,
investment companies
100 Royal Palm Way                    Commonwealth of
in the Fund Complex
Palm Beach, FL                        Massachusetts
General
TRUSTEE                               Court; President,
State
                                      Street Bank and

Trust

                                      Company and State

Street

                                      Corporation.
                                      Previous Positions:
                                      Director, VISA USA and
VISA

                                      International;
Chairman

                                      and Director,
                                      Massachusetts
Bankers

                                      Association; Director,
                                      Depository
Trust

                                      Corporation; Director,
The

                                      Boston Stock Exchange.

NAME

BIRTH DATE                                                           AGGREGATE
TOTAL COMPENSATION
ADDRESS                               PRINCIPAL OCCUPATIONS          COMPENSATION
FROM TRUST
POSITION WITH TRUST                   FOR PAST FIVE YEARS            FROM FUND
AND FUND COMPLEX

CHARLES F. MANSFIELD, JR.             Director or Trustee of some         $462.48
$102,573.91 for the
Birth Date: April 10, 1945            of the Federated Fund
Trust and 40 other
80 South Road                         Complex; Executive
investment companies
Westhampton Beach, NY                 Vice President, Legal and
in the Fund Complex
TRUSTEE                               External Affairs,
Dugan
                                      Valva Contess, Inc.
                                      (marketing,
                                      communications,
technology

                                      and consulting); formerly:
                                      Management Consultant.
                                      Previous Positions:
Chief

                                      Executive Officer,
PBTC

                                      International Bank;
                                      Partner, Arthur Young
&
                                      Company (now Ernst &
Young

                                      LLP); Chief
Financial

                                      Officer of Retail

Banking

                                      Sector, Chase

Manhattan

                                      Bank; Senior

Vice

                                      President, Marine

Midland

                                      Bank; Vice President,
                                      Citibank;
Assistant

                                      Professor of Banking

and

                                      Finance, Frank G.
Zarb

                                      School of Business,
                                      Hofstra University.
JOHN E. MURRAY, JR., J.D., S.J.D. #   Director or Trustee of              $828.81
$128,455.37 for the
Birth Date: December 20, 1932         the Federated Fund
Trust and 43 other
President, Duquesne University        Complex; President, Law
investment companies
Pittsburgh, PA                        Professor, Duquesne
in the Fund Complex
TRUSTEE                               University;
Consulting
                                      Partner, Mollica & Murray;
                                      Director, Michael
Baker

                                      Corp. (engineering,
                                      construction,
operations

                                      and technical services).
                                      Previous Positions:
Dean

                                      and Professor of Law,
                                      University of
Pittsburgh

                                      School of Law; Dean

and

                                      Professor of Law,
Villanova

                                      University School of Law.
MARJORIE P. SMUTS                     Director or Trustee of the          $753.36
$116,760.63 for the
Birth Date: June 21, 1935             Federated Fund Complex;
Trust and 43 other
4905 Bayard Street                    Public Relations/
investment companies
Pittsburgh, PA                        Marketing/Conference
in the Fund Complex
TRUSTEE                               Planning.
                                      Previous Positions:
                                      National Spokesperson,
                                      Aluminum Company
of

                                      America;
television

                                      producer; business owner.
JOHN S. WALSH                         Director or Trustee of some         $447.79
$94,536.85 for the
Birth Date: November 28, 1957         of the Federated Fund
Trust and 39 other
2007 Sherwood Drive                   Complex; President and
investment companies
Valparaiso, IN                        Director, Heat Wagon, Inc.
in the Fund Complex
TRUSTEE                               (manufacturer
of
                                      construction

temporary

                                      heaters); President
and

                                      Director,
Manufacturers

                                      Products, Inc.
                                      (distributor of
portable

                                      construction heaters);
                                      President, Portable

Heater

                                      Parts, a division

of

                                      Manufacturers Products,
                                      Inc.; Director, Walsh
&
                                      Kelly, Inc. (heavy
highway

                                      contractor); formerly:
                                      Vice President, Walsh

&
                                      Kelly, Inc.
J. CHRISTOPHER DONAHUE*+              President or Executive                   $0
$0 for the Trust and
Birth Date: April 11, 1949            Vice President of the
30 other investment
Federated Investors Tower             Federated Fund Complex;
companies in the
1001 Liberty Avenue                   Director or Trustee of some
Fund Complex
Pittsburgh, PA                        of the Funds in
the
PRESIDENT AND TRUSTEE                 Federated Fund Complex;
                                      President, Chief

Executive

                                      Officer and Director,
                                      Federated Investors, Inc.;
                                      President, Chief
Executive

                                      Officer and Trustee,
                                      Federated
Investment

                                      Management Company;
                                      Trustee,
Federated

                                      Investment Counseling;
                                      President, Chief
Executive

                                      Officer and Director,
                                      Federated
Global

                                      Investment

Management

                                      Corp.; President and

Chief

                                      Executive Officer,
                                      Passport Research, Ltd.;
                                      Trustee,
Federated

                                      Shareholder

Services

                                      Company; Director,
                                      Federated
Services

                                      Company; formerly:
                                      President,
Federated

                                      Investment Counseling.
EDWARD C. GONZALES                    President, Executive Vice                $0
$0 for the Trust and
Birth Date: October 22, 1930          President and Treasurer of
42 other investment
Federated Investors Tower             some of the Funds in the
companies in the
1001 Liberty Avenue                   Federated Fund Complex;
Fund Complex
Pittsburgh, PA                        Vice Chairman,
Federated
EXECUTIVE VICE PRESIDENT              Investors, Inc.; Trustee,
                                      Federated

Administrative

                                      Services; formerly:
                                      Trustee or Director of
some

                                      of the Funds in
the

                                      Federated Fund Complex;
                                      CEO and Chairman,
                                      Federated
Administrative

                                      Services; Vice President,
                                      Federated
Investment

                                      Management Company,
                                      Federated
Investment

                                      Counseling,
Federated

                                      Global

Investment

                                      Management Corp.
and

                                      Passport Research, Ltd.;
                                      Director and
Executive

                                      Vice President,
Federated

                                      Securities Corp.;
                                      Director,
Federated

                                      Services Company; Trustee,
                                      Federated
Shareholder

                                      Services Company.
JOHN W. MCGONIGLE                     Executive Vice President                 $0
$0 for the Trust and
Birth Date: October 26, 1938          and Secretary of the
43 other investment
Federated Investors Tower             Federated Fund Complex;
companies in the
1001 Liberty Avenue                   Executive Vice President,
Fund Complex
Pittsburgh, PA                        Secretary and Director,
EXECUTIVE VICE PRESIDENT              Federated Investors, Inc.;
AND SECRETARY                         formerly: Trustee,
                                      Federated

Investment

                                      Management Company

and

                                      Federated

Investment

                                      Counseling; Director,
                                      Federated
Global

                                      Investment

Management

                                      Corp, Federated

Services

                                      Company and

Federated

                                      Securities Corp.
RICHARD J. THOMAS                     Treasurer of the Federated               $0
$0 for the Trust and
Birth Date: June 17, 1954             Fund Complex; Vice
43 other investment
Federated Investors Tower             President-Funds Financial
companies in the
1001 Liberty Avenue                   Services Division,
Fund Complex

Pittsburgh, PA                        Federated Investors, Inc.;
TREASURER                             formerly:
various

                                      management

positions

                                      within Funds

Financial

                                      Services Division

of

                                      Federated Investors, Inc.
RICHARD B. FISHER                     President or Vice                        $0
$0 for the Trust and
Birth Date: May 17, 1923              President of some of the
41 other investment
Federated Investors Tower             Funds in the Federated Fund
companies in the
1001 Liberty Avenue                   Complex; Vice Chairman,
Fund Complex
Pittsburgh, PA                        Federated Investors, Inc.;
VICE PRESIDENT                        Chairman,
Federated
                                      Securities Corp.;
                                      formerly: Director
or

                                      Trustee of some of
the

                                      Funds in the Federated

Fund

                                      Complex,; Executive

Vice

                                      President,
Federated

                                      Investors, Inc.
and

                                      Director and

Chief

                                      Executive Officer,
                                      Federated Securities Corp.

NAME

BIRTH DATE                                                           AGGREGATE
TOTAL COMPENSATION
ADDRESS                               PRINCIPAL OCCUPATIONS          COMPENSATION
FROM TRUST
POSITION WITH TRUST                   FOR PAST FIVE YEARS            FROM FUND
AND FUND COMPLEX

WILLIAM D. DAWSON, III                Chief Investment Officer                 $0
$0 for the Trust and
Birth Date: March 3, 1949             of this Fund and various
27 other investment
Federated Investors Tower             other Funds in the
companies in the
1001 Liberty Avenue                   Federated Fund Complex;
Fund Complex
Pittsburgh, PA                        Executive Vice President,
CHIEF INVESTMENT OFFICER              Federated
Investment
                                      Counseling,
Federated

                                      Global

Investment

                                      Management Corp.,
                                      Federated
Investment

                                      Management Company

and

                                      Passport Research, Ltd.;
                                      Registered Representative,
                                      Federated
Securities

                                      Corp.; Portfolio Manager,
                                      Federated
Administrative

                                      Services; Vice President,
                                      Federated Investors, Inc.;
                                      formerly: Executive
Vice

                                      President and Senior

Vice

                                      President,
Federated

                                      Investment

Counseling

                                      Institutional

Portfolio

                                      Management

Services

                                      Division; Senior

Vice

                                      President,
Federated

                                      Investment

Management

                                      Company and

Passport

                                      Research, Ltd.
DEBORAH A. CUNNINGHAM                 Deborah A. Cunningham is                 $0
$0 for the Trust and
Birth Date: September 15, 1959        Vice President of the                         3
other investment
Federated Investors Tower             Trust. Ms. Cunningham
companies in the
1001 Liberty Avenue                   joined Federated in 1981
Fund Complex
Pittsburgh, PA                        and has been a
Senior
VICE PRESIDENT                        Portfolio Manager and
a
                                      Senior Vice President

of

                                      the Fund's Adviser

since

                                      1997. Ms.
Cunningham

                                      served as a
Portfolio

                                      Manager and a

Vice

                                      President of the

Adviser

                                      from 1993 through 1996.
                                      Ms. Cunningham is
a

                                      Chartered

Financial

                                      Analyst and received

her

                                      M.B.A. in Finance

from

                                      Robert Morris College.
MARY JO OCHSON                        Ms. Ochson joined                        $0
$0 for the Trust and
Birth Date: September 12, 1953        Federated in 1982 and has                     4
other investment
Federated Investors Tower             been a Senior Portfolio
companies in the
1001 Liberty Avenue                   Manager and a Senior Vice
Fund Complex
Pittsburgh, PA                        President of the
Fund's
VICE PRESIDENT                        Adviser since 1996.
From
                                      1988 through 1995,
                                      Ms. Ochson served as
a

                                      Portfolio Manager and

a

                                      Vice President of

the

                                      Fund's Adviser. Ms.
Ochson

                                      is a Chartered

Financial

                                      Analyst and received

her

                                      M.B.A. in Finance from
the

                                      University of Pittsburgh.


* An asterisk denotes a Trustee who is deemed to be an interested person as defined in the 1940 Act.

# A pound sign denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.

+ Mr. Donahue is the father of J. Christopher Donahue, President and Trustee of the Trust.

INVESTMENT ADVISER

The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

OTHER RELATED SERVICES


Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING

As required by SEC rules, the Fund, its Adviser, and its Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund Trustees, and certain other employees. Although they do permit these people to trade in securities, including those that the Fund could buy, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR

Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:

                     AVERAGE AGGREGATE
MAXIMUM              DAILY NET ASSETS
ADMINISTRATIVE FEE   OF THE FEDERATED FUNDS
0.150 of 1%          on the first $250 million
0.125 of 1%          on the next $250 million
0.100 of 1%          on the next $250 million
0.075 of 1%          on assets in excess of $750 million


The administrative fee received during any fiscal year shall be at least $125,000 per portfolio. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT


Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.

INDEPENDENT AUDITORS

The independent auditors for the Fund, Ernst & Young LLP, plan and perform their audit so that it may provide an opinion as to whether the Fund's financial statements and financial highlights are free of material misstatement.

FEES PAID BY THE FUND FOR SERVICES


FOR THE YEAR ENDED DECEMBER 31         1999            1998          1997
Adviser Fee Earned               $1,329,591      $1,502,252    $2,113,857
Adviser Fee Reduction               466,068         468,786       666,937
Administrative Fee                  250,608         283,175       398,950
Shareholder Services Fee            166,199

How Does the Fund Measure Performance?


The Fund may advertise Share performance by using the SEC's standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non- standard performance information.

The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD


Total returns are given for the one-year, five-year and ten-year periods ended December 31, 1999.

Yield and Effective Yield are given for the 7-day period ended December 31, 1999.

                  7-DAY PERIOD   1 YEAR   5 YEARS   10 YEARS
Total Return                     4.77%    5.20%     5.05%
Yield             5.00%
Effective Yield   5.12%

TOTAL RETURN


Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD AND EFFECTIVE YIELD

The yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base-period return; and multiplying the base-period return by 365/7. The effective yield is calculated by compounding the unannualized base-period return by: adding one to the base-period return, raising the sum to the 365/7th power; and subtracting one from the result.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS

Advertising and sales literature may include:

* references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

* charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

* discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and

* information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

LIPPER ANALYTICAL SERVICES, INC.


Lipper Analytical Services, Inc. ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.


IBC/DONOGHUE'S MONEY FUND REPORT


IBC/Donoghue's Money Fund Report publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.

MONEY

Money, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.

Who is Federated Investors, Inc.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state- of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

FEDERATED FUNDS OVERVIEW

MUNICIPAL FUNDS


In the municipal sector, as of December 31, 1999, Federated managed 12 bond funds with approximately $2.0 billion in assets and 24 money market funds with approximately $13.1 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

EQUITY FUNDS


In the equity sector, Federated has more than 29 years' experience. As of December 31, 1999, Federated managed 53 equity funds totaling approximately $18.3 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

CORPORATE BOND FUNDS


In the corporate bond sector, as of December 31, 1999, Federated managed 13 money market funds and 29 bond funds with assets approximating $35.7 billion and $7.7 billion, respectively. Federated's corporate bond decision making-based on intensive, diligent credit analysis-is backed by over 27 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset backed securities market, a market totaling more than $209 billion.

GOVERNMENT FUNDS


In the government sector, as of December 31, 1999, Federated managed 9 mortgage backed, 11 government/agency and 16 government money market mutual funds, with assets approximating $4.7 billion, $1.6 billion and $34.1 billion, respectively. Federated trades approximately $450 million in U.S. government and mortgage backed securities daily and places approximately $25 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $43.8 billion in government funds within these maturity ranges.

MONEY MARKET FUNDS


In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1999, Federated managed more than $83.0 billion in assets across 54 money market funds, including 16 government, 13 prime, 24 municipal and 1 euro-denominated with assets approximating $34.1 billion, $35.7 billion, $13.1 billion and $115 million, respectively.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield-
J. Thomas Madden; U.S. fixed income-William D. Dawson, III; and global equities and fixed income-Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.

MUTUAL FUND MARKET

Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 funds available, according to the Investment Company Institute.

FEDERATED CLIENTS OVERVIEW

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

INSTITUTIONAL CLIENTS


Federated meets the needs of approximately 1,160 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John
B. Fisher, President, Institutional Sales Division, Federated Securities Corp.

BANK MARKETING

Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES

Federated Funds are available to consumers through major brokerage firms nationwide-we have over 2,200 broker/dealer and bank broker/dealer relationships across the country-supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.

Addresses

FEDERATED SHORT-TERM U.S. GOVERNMENT TRUST

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

DISTRIBUTOR

Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

INVESTMENT ADVISER

Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue

Pittsburgh, PA 15222-3779

CUSTODIAN

State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600


INDEPENDENT AUDITORS

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072

PROSPECTUS

Money Market Management

A Portfolio of Money Market Obligations Trust

A money market mutual fund seeking current income consistent with stability of principal by investing primarily in a portfolio of short-term, high- quality fixed income securities issued by banks, corporations and the U.S. government.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

 NOT FDIC INSURED
 MAY LOSE VALUE
 NO BANK GUARANTEE

FEBRUARY 29, 2000

CONTENTS

Risk/Return Summary  1

What are the Fund's Fees and Expenses?  3

What are the Fund's Investment Strategies?  4

What are the Principal Securities in Which the

Fund Invests?  4

What are the Specific Risks of Investing in the Fund?  6

What Do Shares Cost?  6

How is the Fund Sold?  7



How to Purchase Shares  8



How to Redeem and Exchange Shares  9



Account and Share Information  12



Who Manages the Fund?  12



Financial Information  13

Report of Ernst & Young LLP, Independent Auditors  25



Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund is a money market fund that seeks to maintain a stable net asset value of $1.00 per share. The Fund's investment objective is current income consistent with stability of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests primarily in a portfolio of short-term, high-quality fixed income securities issued by banks, corporations and the U.S. government. The Fund will have a dollar-weighted average portfolio maturity of 90 days or less.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable net asset value, it is possible to lose money by investing in the Fund.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

RISK/RETURN BAR CHART AND TABLE



The Bar Chart and Performance table below reflect historical performance data for Money Market Management, Inc. (the "Former Fund") prior to its reorganization into the Fund, which is a newly created portfolio of Money Market Obligations Trust (the "Trust"). On the date of the reorganization, February 1, 2000, the Former Fund was dissolved and its net assets (inclusive of liabilities recorded on the Former Fund's records) were transferred into the Fund.

[Graphic]



Historically, the Former Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Former Fund's total returns on a calendar year-end basis.

The Former Fund's shares were not sold subject to a sales charge (load). The total returns displayed above are based upon net asset value.

Within the period shown in the Chart, the Former Fund's highest quarterly return was 1.89% (quarter ended June 30, 1990). Its lowest quarterly return was 0.53% (quarter ended June 30, 1993).

AVERAGE ANNUAL TOTAL RETURN TABLE

The following table represents the Former Fund's Average Annual Total Returns for the calendar periods ended December 31, 1999.




CALENDAR PERIOD   FUND
1 Year            4.23%
5 Years           4.65%
10 Years          4.46%




The Former Fund's 7-Day Net Yield as of December 31, 1999 was 4.59%.

You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.



Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

What are the Fund's Fees and Expenses?

MONEY MARKET MANAGEMENT

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold the Shares of the Fund.




SHAREHOLDER
FEES


Fees Paid Directly From Your Investment Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering price) None Maximum Deferred Sales Charge
(Load) (as a percentage of original purchase price or redemption proceeds, as applicable) None Maximum Sales Charge (Load) Imposed on Reinvested Dividends
(and other Distributions) (as a percentage of offering price) None Redemption
Fee (as a percentage of amount redeemed, if applicable) None Exchange Fee None

ANNUAL FUND OPERATING
EXPENSES (Before
Waivers)
1

Expenses That are Deducted From Fund Assets (as percentage of average net assets) Management Fee 2 0.50% Distribution (12b-1) Fee None Shareholder
Services Fee 3 0.25% Other Expenses 0.54% Total Annual Fund Operating Expenses 4
1.29% 1 Although not contractually obligated to do so, the adviser and shareholder services provider expect to waive certain amounts during the fiscal year ending December 31, 2000. These are shown below along with the net expenses the Fund expects to actually pay for the fiscal year ending December 31, 2000.

 Total Waivers of Fund
Expenses

0.18%

 Total Actual Annual Fund
Operating Expenses (after

waivers)
1.11%

2 The adviser expects to voluntarily waive a portion of its management fee. The adviser can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.45% for the fiscal year ending December 31, 2000. 3 The shareholder services provider expects to voluntarily waive a portion of its shareholder services fee. The shareholder services provider can terminate this expected voluntary waiver at any time. The shareholder services fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.12% for the fiscal year ending December 31, 2000.

4 For the fiscal year ended December 31, 1999, prior to the reorganization of the Former Fund as a portfolio of the Trust, the Total Annual Fund Operating
Expenses and Total Actual Annual Fund Operating Expenses were 1.32% and 1.12%, respectively.


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund's Shares operating expenses are BEFORE WAIVERS as shown in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:






1 Year   $   131
3 Years  $   409
5 Years  $   708
10 Years $ 1,556




What are the Fund's Investment Strategies?

The Fund invests primarily in a portfolio of short-term, high-quality fixed income securities, issued by banks, corporations and the U.S. government, maturing in 397 days or less. The Fund will have a dollar-weighted average portfolio maturity of 90 days or less. The Fund's investment adviser (Adviser) actively manages the Fund's portfolio, seeking to limit the credit risk taken by the Fund and to select investments with enhanced yields.

The Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's standard for minimal credit risk. The Adviser monitors the credit risks of all portfolio securities on an ongoing basis by reviewing periodic financial data and ratings of nationally recognized statistical rating organizations (NRSROs).

The Adviser targets an average portfolio maturity based upon its interest rate outlook. The Adviser formulates its interest rate outlook by analyzing a variety of factors such as current and expected U.S. economic growth; current and expected interest rates and inflation; and the Federal Reserve's monetrary policy. The Adviser structures the portfolio by investing primarily in variable rate demand instruments and commercial paper. The Adviser generally shortens the portfolio's maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. This strategy seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes.

What are the Principal Securities in Which the Fund Invests?

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. The following describes the types of fixed income securities in which the Fund may invest.

CORPORATE DEBT SECURITIES

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies.

COMMERCIAL PAPER

Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.

DEMAND INSTRUMENTS

Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

BANK INSTRUMENTS

Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-
U.S. branches of U.S. or foreign banks.

ASSET BACKED SECURITIES

Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes or pass through certificates.

CREDIT ENHANCEMENT

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

Repurchase agreements are subject to credit risks.

INVESTMENT RATINGS

The securities in which the Fund invests will be rated in one of the two highest short-term rating categories by one or more NRSROs or be of comparable quality to securities having such ratings.

What are the Specific Risks of Investing in the Fund?

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

Many fixed income securities receive credit ratings from NRSROs such as Standard & Poor's and Moody's Investors Services. These NRSROs assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

SECTOR RISKS

A substantial portion of the Fund's portfolio may be comprised of securities credit enhanced by banks or companies with similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these entities.

What Do Shares Cost?

You can purchase, redeem or exchange Shares any day the New York Stock Exchange
(NYSE) is open. The Fund attempts to stabilize the net asset value (NAV) of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Fund does not charge a front-end sales charge. NAV is determined at 12:00 noon (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

The required minimum initial investment for Fund Shares is $1,500. The required minimum subsequent investment amount is $100. The minimum initial and subsequent investment amounts for retirement plans are $250 and $100, respectively.

An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

SALES CHARGE WHEN YOU REDEEM

Your redemption proceeds may be reduced by a sales charge, commonly referred to as a contingent deferred sales charge (CDSC).

A CDSC will be imposed only in certain instances in which the Fund Shares being redeemed were acquired in exchange for Class F Shares of certain Federated Funds. (See "Exchange Privileges"). If Fund Shares were acquired in exchange for Class F Shares of certain Federated Funds, a redemption of Fund Shares within four years of the initial Class F Share purchase will be subject to a CDSC of 1%.

YOU WILL NOT BE CHARGED A CDSC WHEN REDEEMING SHARES:

* purchased with reinvested dividends or capital gains;

* purchased within 120 days of redeeming Shares of an equal or lesser amount;

* that you exchanged into the same class of another Federated Fund if the shares were held for the applicable CDSC holding period (other than a money market fund);

* purchased through investment professionals who did not receive advanced sales payments;

* if, after you purchase Shares, you become disabled as defined by the IRS;

* if the Fund redeems your Shares and closes

your account for not meeting the minimum balance requirement;

* if your redemption is a required retirement plan distribution; or

* upon the death of the last surviving shareholder of the account.

TO KEEP THE SALES CHARGE AS LOW AS POSSIBLE, THE FUND REDEEMS YOUR SHARES IN THIS ORDER:

* Shares that are not subject to a CDSC; and

* Shares held the longest (to determine the number of years your Shares have been held, include the time you held shares of other Federated Funds that have been exchanged for Shares of this Fund).

The CDSC is then calculated using the share price at the time of purchase or redemption, whichever is lower.

How is the Fund Sold?

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to investors with temporary cash balances and investors with cash reserves, or to individuals, directly or through investment professionals.

The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How to Purchase Shares

You may purchase Shares through an investment professional, directly from the Fund, or through an exchange from the Class F Shares of certain Federated Funds. The Fund reserves the right to reject any request to purchase or exchange Shares.

THROUGH AN INVESTMENT PROFESSIONAL

* Establish an account with the investment professional; and

* Submit your purchase order to the investment professional before 3:00 p.m. (Eastern time). You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. (Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

* Establish your account with the Fund by submitting a completed New Account Form; and

* Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and will become a shareholder after the Fund receives the order.

BY WIRE

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number, Dealer Number or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

BY CHECK

Make your check payable to THE FEDERATED FUNDS, note your account number on the check, and mail it to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

If you send your check by a PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE that requires a street address, mail it to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds). Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

BY INVEST-BY-PHONE

Once you establish an account, you may use the Fund's Invest-By-Phone privilege for future Share purchases if you have an account with a bank that is an Automated Clearinghouse member. To apply, call the Fund for an authorization form. You may use Invest-By-Phone to purchase Shares approximately two weeks from the date you file the form with Federated Shareholder Services Company.

BY DIRECT DEPOSIT

You may complete an application with Federated Shareholder Services Company to have your Social Security, Railroad Retirement, VA Compensation or Pension, Civil Service Retirement and certain other retirement payments invested directly into the Fund. The application must be filed with Federated Shareholder Services Company before direct deposit may begin. Allow 60 to 90 days for the application to be processed.

THROUGH AN EXCHANGE

You may purchase Shares through an exchange from the Class F Shares of certain Federated Funds. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

BY SYSTEMATIC INVESTMENT PROGRAM

Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program (SIP) section of the New Account Form or by contacting the Fund or your investment professional. The minimum investment amount for SIPs is $50.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

RETIREMENT INVESTMENTS

You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your investment professional or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

How to Redeem and Exchange Shares

You should redeem or exchange Shares:

* through an investment professional if you purchased Shares through an investment professional; or

* directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption or exchange request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.

DIRECTLY FROM THE FUND

BY TELEPHONE

You may redeem or exchange Shares by calling

the Fund at 1-800-341-7400 once you have completed the appropriate authorization form for telephone transactions.

If you call before 3:00 p.m. (Eastern time), your redemption will be wired to you the same day. You will not receive that day's dividend.

If you call after 3:00 p.m. (Eastern time), your redemption will be wired to you the following business day. You will receive that day's dividend.

BY MAIL

You may redeem or exchange Shares by mailing a written request to the Fund.

Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

Send requests by mail to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

Send requests by PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:

* Fund Name and Share Class, account number and account registration;

* amount to be redeemed or exchanged;

* signatures of all shareholders exactly as registered; and

* IF EXCHANGING, the Fund Name and Share Class, account number and account registration into which you are exchanging.

Call your investment professional or the Fund if you need special instructions.

SIGNATURE GUARANTEES

Signatures must be guaranteed if:

* your redemption will be sent to an address other than the address of record;

* your redemption will be sent to an address of record that was changed within the last 30 days;

* a redemption is payable to someone other than the shareholder(s) of record; or

* IF EXCHANGING (TRANSFERRING) into another fund with a different shareholder registration.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union, broker, dealer, or securities exchange member. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

* an electronic transfer to your account at a financial institution that is an ACH member; or

* wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

* to allow your purchase to clear;

* during periods of market volatility; or

* when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

REDEMPTIONS FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

EXCHANGE PRIVILEGE

You may exchange Shares of the Fund into Class F Shares of certain Federated Funds. To do this, you must:

* ensure that the account registrations are identical;

* meet any minimum initial investment requirements; and

* receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

The Fund may modify or terminate the exchange privilege at any time. The Fund's management or investment adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Federated Funds.

SYSTEMATIC WITHDRAWAL/ EXCHANGE PROGRAM

You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

CHECKWRITING

You may request a checking account to redeem your Fund Shares. Your account will continue to receive the daily dividend declared on the Shares to be redeemed until the check is presented for payment.

ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

SHARE CERTIFICATES

The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

ACCOUNT ACTIVITY

You will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, non- retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be primarily dividends. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise approximately 176 mutual funds and separate accounts, which total approximately $125 billion in assets as of December 31, 1999. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

ADVISORY FEES

The Adviser receives an annual investment advisory fee based on the Fund's average net assets as shown in the chart below. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.




                      ADVISORY FEES
                      AS PERCENTAGE OF
AVERAGE DAILY         AVERAGE DAILY
NET ASSETS            NET ASSETS
First $500 million    0.500 of 1%
Second $500 million   0.475 of 1%
Third $500 million    0.450 of 1%
Fourth $500 million   0.425 of 1%
Over $2 billion       0.400 of 1%




Financial Information



FINANCIAL HIGHLIGHTS



The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information for the fiscal year ended December 31, 1999 has been audited by Ernst & Young LLP whose report, along with the Fund's audited financial statements, is included in this prospectus. Previous fiscal years were audited by other auditors.



Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)





YEAR ENDED DECEMBER 31                     1999               1998
1997               1996                 1995
NET ASSET VALUE, BEGINNING OF PERIOD       $  1.00            $  1.00            $
1.00             $  1.00              $  1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                         0.04               0.05
0.05                0.05                 0.05
LESS DISTRIBUTIONS:
Distributions from net investment income     (0.04)             (0.05)
(0.05)              (0.05)               (0.05)
NET ASSET VALUE, END OF PERIOD             $  1.00            $  1.00            $
1.00             $  1.00              $  1.00
TOTAL RETURN 1                                4.23%              4.64%
4.69%               4.56                 5.13%

RATIOS TO AVERAGE NET ASSETS:
Expenses                                      1.12%              1.11%
1.10%               1.06%                1.08%
Net investment income                         4.15%              4.54%
4.58%               4.46%                4.99%
Expense waiver/reimbursement 2                0.20%              0.18%
0.15%               0.13%                0.15%
SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)    $76,851            $83,460
$81,309             $87,381             $101,390


1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

DECEMBER 31, 1999




PRINCIPAL

AMOUNT                                                   VALUE
                  CERTIFICATES OF DEPOSIT-
                  8.5%
                  BANKING-8.5%

  $ 1,000,000     Bank of Montreal, 5.25%,
                  5/12/2000                        $    999,826
    1,000,000     Barclays Bank of Canada,
                  (Guaranteed by Barclays
                  Bank PLC, London), 5.02%,
                  1/13/2000                             999,990
    2,500,000     Commerzbank AG, Frankfurt,
                  5.25%, 3/9/2000                     2,499,921
    2,000,000     UBS AG, 5.30%, 3/10/2000            1,999,279
                  TOTAL CERTIFICATES OF
                  DEPOSIT                             6,499,016
                  COMMERCIAL PAPER-29.6% 1
                  AEROSPACE/AUTO-1.3%
    1,000,000     Johnson Controls, Inc.,
                  6.02%, 1/26/2000                      995,868
                  BANKING-10.6%
    2,000,000     Barclays U.S. Funding
                  Corp., (Guaranteed by
                  Barclays Bank PLC,
                  London), 10.01%, 1/3/2000           1,998,889
    1,000,000     Cregem North America,
                  Inc., (Guaranteed by
                  Credit Communal de
                  Belgique, Brussels),
                  5.89%, 4/17/2000                      982,910
    1,000,000     Den Danske Corp., Inc.,
                  (Guaranteed by Den Danske
                  Bank A/S), 6.01%,
                  5/31/2000                             975,546
    3,245,000     Greenwich Funding Corp.,
                  5.94% - 5.99%, 2/15/2000 -
                  2/25/2000                           3,217,162
    1,000,000     Wood Street Funding Corp.,
                  6.06%, 1/28/2000                      995,500
                  TOTAL                               8,170,007
                  CHEMICALS-1.3%
      741,000     IMC Global, Inc., 6.38%,
                  2/15/2000                             735,165
      254,000     Rohm & Haas Co., 6.27%,
                  1/12/2000                             253,521
                  TOTAL                                 988,686
                  FINANCE - AUTOMOTIVE-1.3%
      142,316     Honda Auto Lease Trust,
                  1999-A, Class A1, 5.45%,
                  8/15/2000                             142,316
      373,712     Toyota Auto Receivables,
                  1999-A Owner Trust, Class
                  1, 5.37%, 8/11/2000                   373,712
      500,000     General Motors Acceptance
                  Corp., 5.54%, 1/31/2000               497,767
                  TOTAL                               1,013,795
                  FINANCE - COMMERCIAL-3.2%
    1,000,000     Asset Securitization
                  Cooperative Corp., 5.94%,
                  2/22/2000                             991,550
    1,000,000     Corporate Asset Funding
                  Co., Inc., 6.00%,
                  2/28/2000                             990,559
      500,000     Sigma Finance, Inc.,
                  (Guaranteed by Sigma
                  Finance Corp.), 5.95%,
                  2/18/2000                             496,153
                  TOTAL                               2,478,262
PRINCIPAL

AMOUNT                                                   VALUE
                  COMMERCIAL PAPER-continued
                  1

                  FINANCE - EQUIPMENT-0.3%
 $    263,264     Copelco Capital Funding
                  LLC, 1999-B, Class A-1,
                  5.94%, 10/18/2000               $     263,264
                  FINANCE - RETAIL-0.7%
      500,000     Commoloco, Inc.,
                  (Guaranteed by American
                  General Finance Corp.),
                  5.60%, 1/26/2000                      498,111
                  INDUSTRIAL PRODUCTS-0.9%
      675,000     Praxair, Inc., 6.35%,
                  2/1/2000                              671,361
                  INSURANCE-8.3%
      415,000     CNA Financial Corp.,
                  6.63%, 2/15/2000                      411,602
    2,000,000     CXC, Inc., 5.98%, 2/2/2000          1,989,493
    1,000,000     Marsh USA Inc., 5.76%,
                  2/18/2000                             992,560
    3,000,000     Sheffield Receivables
                  Corp., 5.97% - 6.02%,
                  2/11/2000                           2,979,728
                  TOTAL                               6,373,383
                  MACHINERY, EQUIPMENT,
                  AUTO-0.7%
      500,000     Eaton Corp., 5.71%,
                  1/27/2000                             497,996
                  TRANSPORTATION-1.0%
      800,000     FDX Corp., 6.45%, 1/5/2000            799,436
                  TOTAL COMMERCIAL PAPER             22,750,169
                  LOAN PARTICIPATION-0.6%
                  ELECTRICAL EQUIPMENT-0.6%
      500,000     Mt. Vernon Phenol Plant
                  Partnership, (Guaranteed
                  by General Electric Co.),
                  6.12%, 5/17/2000                      500,000
                  MUNICIPAL-1.7%
                  MUNICIPAL-1.7%
    1,300,000     Bergen County, NJ
                  Improvement Authority,
                  Bergen Regional Medical
                  Center Project, Series
                  1999-A, (Guaranteed by
                  Bergen County, NJ
                  Improvement Authority),
                  5.33%, 3/16/2000                    1,300,000
                  NOTES - VARIABLE-25.3% 2
                  BANKING-14.5%
    1,990,000     4 C's LLC, Series 1998,
                  (KeyBank, N.A. LOC),
                  6.75%, 1/6/2000                     1,990,000
    3,000,000     American Health Care
                  Centers, Inc., Series
                  1998, (FirstMerit Bank,
                  N.A. LOC), 6.88%, 1/6/2000          3,000,000
    1,000,000     Bond Holding LP,
                  (SouthTrust Bank of
                  Alabama, Birmingham LOC),
                  5.92%, 1/7/2000                     1,000,000
    1,000,000     Comerica Bank, 6.47%,
                  1/1/2000                              999,495
    2,000,000  3  Liquid Asset Backed
                  Securities Trust, Series
                  1996-3, Sr. Notes,
                  (Westdeutsche Landesbank
                  Girozentrale Swap
                  Agreement), 6.47%,
                  1/18/2000                           2,000,000
      299,611   3 Liquid Asset Backed
                  Securities Trust, Series
                  1997-3, Sr. Notes,
                  (Insured by AMBAC), 6.15%,
                  3/28/2000                             299,611
PRINCIPAL

AMOUNT                                                   VALUE
                  NOTES - VARIABLE-continued
                  2

                  BANKING-CONTINUED
 $    875,000     North Center Properties,
                  (Huntington National Bank,
                  Columbus, OH LOC), 6.43%,
                  1/6/2000                        $     875,000
    1,000,000     Sandridge Food Corp.,
                  (Bank One, Ohio, N.A. LOC),
                  6.65%, 1/6/2000                     1,000,000
                  TOTAL                              11,164,106
                  BROKERAGE-3.1%
    1,200,000     Morgan Stanley, Dean
                  Witter & Co., 5.13%,
                  2/4/2000                            1,200,000
    1,200,000     Morgan Stanley, Dean
                  Witter & Co., 5.18%,
                  2/4/2000                            1,200,000
                  TOTAL                               2,400,000
                  FINANCE - AUTOMOTIVE-1.6%
    1,200,000     General Motors Acceptance
                  Corp., 5.13%, 3/7/2000              1,200,000
                  FINANCE - COMMERCIAL-2.6% 1,000,000 Sigma Finance, Inc.,

                  (Guaranteed by Sigma
                  Finance Corp.), 5.13%,
                  1/3/2000                            1,000,000
    1,000,000     Sigma Finance, Inc.,
                  (Guaranteed by Sigma
                  Finance Corp.), 6.26%,
                  1/3/2000                            1,000,000
                  TOTAL                               2,000,000
                  FINANCE - RETAIL-1.3%
    1,000,000     American Financial
                  Services Insurance Premium
                  Receivables Trust, Series

                  1994-A, 6.88%, 1/6/2000             1,000,000
                  HOMEBUILDING-0.9%
      700,000     Centex Corp., 6.70%,
                  1/27/2000                             700,000
                  INSURANCE-1.3%
    1,000,000     First AllAmerica Financial
                  Life Insurance Co., 6.31%,
                  2/3/2000                            1,000,000
                  TOTAL NOTES - VARIABLE             19,464,106
                  SHORT-TERM NOTES-11.6%
                  BANKING-2.6%
    2,000,000     Bank One, Chicago,
                  Illinois, N.A., 6.07%-
                  6.14%, 10/10/2000                   1,999,260
                  BROKERAGE-2.6%
    2,000,000     Goldman Sachs Group, Inc.,
                  6.00%-6.51%, 3/29/2000              2,000,000
PRINCIPAL

AMOUNT                                                   VALUE
                  SHORT-TERM NOTES-continued
                  FINANCE - COMMERCIAL-6.4%
 $  3,900,000     Beta Finance, Inc.,
                  (Guaranteed by Beta
                  Finance Corp.), 5.03% -
                  6.00%,

                  2/4/2000 - 8/14/2000            $   3,900,000
    1,000,000     Sigma Finance, Inc.,
                  (Guaranteed by Sigma
                  Finance Corp.), 6.36%,
                  10/26/2000                          1,001,035
                  TOTAL                               4,901,035
                  TOTAL SHORT-TERM NOTES              8,900,295
                  U.S. TREASURY-0.6%
                  TREASURY SECURITIES-0.6%
      500,000     United States Treasury

                  Bill, 4.73%, 1/6/2000                 499,672
                  REPURCHASE AGREEMENTS-
                  20.6% 4

    3,800,000     Bank of America Securities
                  LLC, 3.15%, dated
                  12/31/1999, due 1/3/2000            3,800,000
    3,000,000     Bear, Stearns and Co.,
                  3.40%, dated 12/31/1999,
                  due 1/3/2000                        3,000,000
    3,000,000     Paribas Corp., 3.40%,
                  dated 12/31/1999, due
                  1/3/2000                            3,000,000
    3,000,000     Warburg Dillon Reed LLC,
                  3.10%, dated 12/31/1999,
                  due 1/3/2000                        3,000,000
    3,000,000     Warburg Dillon Reed LLC,
                  3.50%, dated 12/31/1999,
                  due 1/3/2000                        3,000,000
                  TOTAL REPURCHASE
                  AGREEMENTS                         15,800,000
                  TOTAL INVESTMENTS (AT
                  AMORTIZED COST) 5                $ 75,713,258


1 Each issue shows the rate of discount at the time of purchase.

2 Floating rate note with current rate and next reset date shown.

3 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the fund's Board of Trustees. At December 31,1999, these securities amounted to $299,611 which is represents 0.39% of net assets.

4 The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated Funds.

5 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($76,851,306) at December 31, 1999.

The following acronyms are used throughout this portfolio:



AMBAC -American Municipal Bond Assurance Corporation
FSA -Financial Security Assurance
LOC -Letter of Credit



See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

DECEMBER 31, 1999




ASSETS:
Total investments in
securities, at amortized
cost and value                               $ 75,713,258
Income receivable                                 649,412
Receivable for shares sold                        710,511
TOTAL ASSETS                                   77,073,181
LIABILITIES:
Payable for shares

redeemed                       $ 114,480
Income distribution
payable                           16,454
Payable to bank                   81,409
Accrued expenses                   9,532
TOTAL LIABILITIES                                 221,875
Net assets for 76,851,306
shares outstanding                           $ 76,851,306
NET ASSET VALUE, OFFERING
PRICE AND REDEMPTION
PROCEEDS PER SHARE:
$76,851,306 / 76,851,306
shares outstanding                                  $1.00


See Notes which are an integral part of the Financial Statements

Statement of Operations

YEAR ENDED DECEMBER 31, 1999




INVESTMENT INCOME:
Interest                                                          $ 4,218,598
EXPENSES:
Investment adviser fee                          $   399,978
Administrative personnel
and services fee                                    125,000
Custodian fees                                       14,848
Transfer and dividend
disbursing agent fees and
expenses                                            169,590
Directors'/Trustees' fees                            11,767
Auditing fees                                        14,100
Legal fees                                            5,830
Portfolio accounting fees                            41,932
Shareholder services fee                            199,989
Share registration costs                             19,691
Printing and postage                                 41,070
Insurance premiums                                    5,583
Miscellaneous                                         8,943
TOTAL EXPENSES                                    1,058,321
WAIVERS:
Waiver of investment

adviser fee                    $  (55,809)
Waiver of shareholder

services fee                     (103,994)
TOTAL WAIVERS                                      (159,803)
Net expenses                                                          898,518
Net investment income                                             $ 3,320,080


See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets




YEAR ENDED DECEMBER 31            1999                 1998
INCREASE (DECREASE) IN NET
ASSETS
OPERATIONS:

Net investment income           $    3,320,080       $    3,739,695
DISTRIBUTIONS TO
SHAREHOLDERS:
Distributions from net

investment income                   (3,320,080)          (3,739,695)
SHARE TRANSACTIONS:
Proceeds from sale of
shares                             151,126,645          130,155,078
Net asset value of shares
issued to shareholders in
payment of
distributions declared               3,085,353            3,457,846
Cost of shares redeemed           (160,820,672)        (131,462,423)
CHANGE IN NET ASSETS
RESULTING FROM SHARE
TRANSACTIONS                        (6,608,674)           2,150,501
Change in net assets                (6,608,674)           2,150,501
NET ASSETS:
Beginning of period                 83,459,980           81,309,479
End of period                   $   76,851,306       $   83,459,980


See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

DECEMBER 31, 1999

ORGANIZATION

Money Market Management, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. Effective February 1, 2000, Money Market Management (the "Fund") became a portfolio of Money Market Obligations Trust (the "Trust"). The Trust consists of 40 portfolios. The financial statements included herein are only those of the Fund. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to achieve current income consistent with stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant account policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Fund uses the amortized cost method to value their portfolio securities in accordance with Rule 2a-7 under the Act.

REPURCHASE AGREEMENTS

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex- dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provision for federal tax is necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when- issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on a trade date basis.

CAPITAL STOCK

At December 31, 1999, there were 50,000,000,000 shares of $0.001 par value capital stocked authorized. Capital paid-in aggregated $76,851,306.

Transactions in capital stock were as follows:




YEAR ENDED DECEMBER 31        1999             1998
Shares Sold                    151,126,645      130,155,078
Shares issued to
shareholders in payment of
distributions declared           3,085,353        3,457,846
Shares redeemed               (160,820,672)    (131,462,423)
NET CHANGE RESULTING FROM
SHARE TRANSACTIONS              (6,608,674)       2,150,501


INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee based on the average daily net assets of the Fund as follows: 0.500% on the first $500 million, 0.475% on the next $500 million, 0.450% on the next $500 million, 0.425% on the next $500 million, and 0.400% thereafter. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Funds. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.15% to 0.075% of the average aggregate daily net assets of all funds advised by the subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

CHANGE OF INDEPENDENT AUDITORS (UNAUDITED)

On May 19, 1999, the Trustees, upon the recommendation of its Audit Committee, requested and subsequently accepted the resignation of Deloitte & Touche LLP ("D&T") as the Fund's independent auditors. D&T's reports on the Fund's financial statements for the fiscal years ended December 31, 1997 and December 31, 1998 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Fund's fiscal years ended December 31, 1997 and December 31, 1998:
(i) there were no disagreements with D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of D&T, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the financial statements for such years; and (ii) there were no reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Act of 1934, as amended.

The Fund, by action of its Trustees, upon the recommendation of the Audit Committee, has engaged Ernst & Young LLP ("E&Y") as the independent auditors to audit the Fund's financial statements for the fiscal year ended December 31, 1999. During the Fund's fiscal years ended December 31, 1997 and December 31, 1998, neither the Fund nor anyone on its behalf has consulted E&Y on items which
(1) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements, or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) of reportable events (as described in paragraph (a)(1)(v) of said Item 304).

Report of Ernst & Young LLP, Independent Auditors

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND

SHAREHOLDERS OF MONEY MARKET MANAGEMENT:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Money Market Management (the "Fund") (one of the portfolios constituting the Money Market Obligations Trust) as of December 31, 1999, and the related statement of operations, statement of changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended December 31, 1998, and the financial highlights for each of the four years then ended were audited by other auditors whose report dated February 12, 1999 expressed an unqualified opinion on that statement and those financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of December 31, 1999, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Money Market Management portfolio of the Money Market Obligations Trust at December 31, 1999, and the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States.

[Graphic]

Boston, Massachusetts

February 16, 2000

 [Graphic]
 Federated

 World-Class Investment Manager

 PROSPECTUS

Money Market Management

A Portfolio of Money Market Obligations Trust

FEBRUARY 29, 2000



A Statement of Additional Information (SAI) dated February 29, 2000, is incorporated by reference into this prospectus. Additional information about the Fund's investments is contained in the Fund's SAI and Semi-Annual Report to shareholders as they become available. To obtain the SAI, the Semi-Annual Report and other information without charge, and make inquiries, call your investment professional or the Fund at 1-800-341- 7400.

You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room in Washington, DC. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942- 8090 for information on the Public Reference Room's operations and copying fees.

 [Graphic]
 Federated

 Money Market Management
 Federated Investors Funds
 5800 Corporate Drive
 Pittsburgh, PA 15237-7000

 1-800-341-7400
 WWW.FEDERATEDINVESTORS.COM

 Federated Securities Corp., Distributor

Investment Company Act File No. 811-5950

Cusip 60934N211



8012811A (2/00)

 [Graphic]



STATEMENT OF ADDITIONAL INFORMATION
Money Market Management

A Portfolio of Money Market Obligations Trust

This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for Money Market Management (Fund), dated February 29, 2000. Obtain the prospectus without charge by calling 1-800-341-7400.

FEBRUARY 29, 2000

 [Graphic]
 Federated

 World-Class Investment Manager
 Money Market Management
 Federated Investors Funds
 5800 Corporate Drive
 Pittsburgh, PA 15237-7000

 1-800-341-7400
 WWW.FEDERATEDINVESTORS.COM

 Federated Securities Corp., Distributor

8012811B (2/00)



[Graphic]

CONTENTS

How is the Fund Organized?  1

Securities in Which the Fund Invests  1

What Do Shares Cost?  5

How is the Fund Sold?  5

Exchanging Securities for Shares  6

Subaccounting Services  6

Redemption in Kind  6

Massachusetts Partnership Law  6

Account and Share Information  6

Tax Information  6

Who Manages and Provides Services to the Fund?  7

How Does the Fund Measure Performance?  10

Who is Federated Investors, Inc.?  11

Addresses  13

How is the Fund Organized?

The Fund is a diversified portfolio of Money Market Obligations Trust (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on October 3, 1988. The Trust may offer separate series of shares representing interests in separate portfolios of securities. The Fund was established under the laws of the State of Maryland on October 30, 1973. The Fund was reorganized as a Massachusetts business trust on June 29, 1982, and then re-established as a Maryland corporation under Articles of Incorporation dated August 19, 1992. The Fund was reorganized as a portfolio of the Trust on February 1, 2000. The Fund's investment adviser is Federated Investment Management Company (Adviser).

Securities in Which the Fund Invests

The Fund's principal securities are described in the prospectus. Additional securities, and further details regarding the principal securities, are set forth below. In pursuing its investment strategy, the Fund may invest in such securities for any purpose that is consistent with its investment objective.

SECURITIES DESCRIPTIONS AND TECHNIQUES

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the Fund may invest.

U.S. TREASURY SECURITIES

U.S. Treasury securities are direct obligations of the federal government of the United States. U.S. Treasury securities are generally regarded as having the lowest credit risks.

AGENCY SECURITIES

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

CORPORATE DEBT SECURITIES

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

COMMERCIAL PAPER

Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.

DEMAND INSTRUMENTS

Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

MUNICIPAL SECURITIES

Municipal securities are issued by states, counties, cities and other political subdivisions and authorities. Although many municipal securities are exempt from federal income tax, the Fund may invest in taxable municipal securities.

ASSET BACKED SECURITIES

Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass through certificates. Asset backed securities have prepayment risks.

ZERO COUPON SECURITIES

Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security.

BANK INSTRUMENTS

Bank instruments are unsecured interest-bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-
U.S. branches of U.S. or foreign banks.

INSURANCE CONTRACTS



Insurance contracts include guaranteed investment contracts, funding agreements and annuities. The Fund treats these contracts as fixed income securities.

CREDIT ENHANCEMENT

Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to the security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

FOREIGN SECURITIES

Foreign securities are securities of issuers based outside the United States. The Fund considers an issuer to be based outside the United States if:

* it is organized under the laws of, or has a principal office located in, another country;

* the principal trading market for its securities is in another country; or

* it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to risks of foreign investing.

SPECIAL TRANSACTIONS

REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

REVERSE REPURCHASE AGREEMENTS

Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

DELAYED DELIVERY TRANSACTIONS

Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

INTER-FUND BORROWING AND LENDING ARRANGEMENTS



The Securities and Exchange Commission (SEC) has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated Investors, Inc. (Federated funds) to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending funds, and an inter-fund loan is only made if it benefits each participating fund. Federated Investors, Inc. (Federated) administers the program according to procedures approved by the Fund's Board of Trustees (Board), and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating funds.

For example, inter-fund lending is permitted only (a) to meet shareholder redemption requests, and (b) to meet commitments arising from "failed" trades. All inter-fund loans must be repaid in seven days or less. The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter- fund loans may be made only when the rate of interest to be charged is more attractive to the lending fund than market-competitive rates on overnight repurchase agreements (the Repo Rate) and more attractive to the borrowing fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (the Bank Loan Rate), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.

SECURITIES LENDING

The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker. Securities lending activities are subject to market risks and credit risks. These transactions create leverage risks.

ASSET COVERAGE

In order to secure its obligations in connection with special transactions, the Fund will either own the underlying assets or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on special transactions.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.

INVESTMENT RATINGS



A nationally recognized statistical ratings organization's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated A-1+, A-1 or A-2 by Standard & Poor's, Prime-1, or Prime-2 by Moody's Investors Service(Moody's), or F-1 (+ or -) or F-2 (+ or -) by Fitch IBCA, Inc. are all considered rated in one of the two highest short-term rating categories. The Fund will follow applicable regulations in determining whether a security rated by more than one nationally recognized statistical ratings organization can be treated as being in one of the two highest short-term rating categories; currently, such securities must be rated by two nationally recognized statistical ratings organizations in one of their two highest rating categories. See "Regulatory Compliance."

INVESTMENT RISKS

There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

CREDIT RISKS

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

LEVERAGE RISKS

Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

RISKS OF FOREIGN INVESTING

Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

PREPAYMENT RISKS

Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due), payments on asset backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from voluntary prepayment, refinancing, or foreclosure of the underlying loans. If the Fund receives unscheduled prepayments, it may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks or other less favorable characteristics.

FUNDAMENTAL INVESTMENT OBJECTIVE

The Fund's investment objective is to achieve current income consistent with stability of principal. The investment objective may not be changed by the Board without shareholder approval.

INVESTMENT LIMITATIONS

DIVERSIFICATION

With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer.

BORROWING MONEY AND ISSUING SENIOR SECURITIES



The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment Company Act of 1940, as amended (1940 Act).

INVESTING IN REAL ESTATE

The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

INVESTING IN COMMODITIES

The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.

UNDERWRITING SECURITIES

The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

LENDING

The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

CONCENTRATION

The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry. In addition, investments in bank instruments, and investments in certain industrial development bonds funded by activities in a single industry, will be deemed to constitute investment in an industry, except when held for temporary defensive purposes. The investment of more than 25% of the value of the Fund's total assets in any one industry will constitute "concentration."

THE ABOVE LIMITATIONS CANNOT BE CHANGED UNLESS AUTHORIZED BY THE BOARD AND BY THE "VOTE OF A MAJORITY OF ITS OUTSTANDING VOTING SECURITIES," AS DEFINED BY THE 1940 ACT. THE FOLLOWING LIMITATIONS, HOWEVER, MAY BE CHANGED BY THE BOARD WITHOUT SHAREHOLDER APPROVAL. SHAREHOLDERS WILL BE NOTIFIED BEFORE ANY MATERIAL CHANGE IN THESE LIMITATIONS BECOMES EFFECTIVE.

BUYING ON MARGIN

The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities.

PLEDGING ASSETS

The Fund will not mortgage, pledge or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

INVESTING IN ILLIQUID SECURITIES

The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 10% of the Fund's net assets.

INVESTING IN RESTRICTED SECURITIES



The Fund may invest in securities subject to restrictions or resale under federal securities laws.

For purposes of the diversification limitation, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

For purposes of the concentration limitation: (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset-backed securities will be classified according to the underlying assets securing such securities. To conform to the current view of the SEC that only domestic bank instruments may be excluded from industry concentration limitations, the Fund will not exclude foreign bank instruments from industry concentration limits as long as the policy of the SEC remains in effect.

REGULATORY COMPLIANCE



The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this SAI, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, the Fund will comply with the various requirements of Rule 2a-7 (the
Rule), which regulates money market mutual funds. The Fund will determine the effective maturity of its investments according to the Rule. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

DETERMINING MARKET VALUE OF SECURITIES



The Board has decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value (NAV) is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on Shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the NAV computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in the Rule. Under the Rule, the Board must establish procedures reasonably designed to stabilize the NAV per Share, as computed for purposes of distribution and redemption, at $1.00 per Share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per Share and the NAV per Share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Board will take any steps it considers appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining NAV.

What Do Shares Cost?

REDUCING OR ELIMINATING THE CONTINGENT DEFERRED SALES CHARGE

These reductions or eliminations are offered because: no sales commissions have been advanced to the investment professional selling Shares; the shareholder has already paid a Contingent Deferred Sales Charge (CDSC); or nominal sales efforts are associated with the original purchase of Shares.

Upon notification to the Distributor or the Fund's transfer agent, no CDSC will be imposed on redemptions:

* following the death or post-purchase disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, of the last surviving shareholder; or

* representing minimum required distributions from an Individual Retirement Account or other retirement plan to a shareholder who has attained the age of 70-1/2.

How is the Fund Sold?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.

SHAREHOLDER SERVICES



The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated, for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS

Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services Company (but not out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.

Exchanging Securities for Shares

You may contact the Distributor to request a purchase of Shares in exchange for securities you own. The Fund reserves the right to determine whether to accept your securities and the minimum market value to accept. The Fund will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes.

Subaccounting Services

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

Massachusetts Partnership Law

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

Account and Share Information

VOTING RIGHTS



Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.

All Shares of the Trust have equal voting rights, except that in matters affecting only a particular fund or class, only shares of that fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding shares of all series entitled to vote.

As of February 3, 2000, there were no shareholders who owned of record, beneficially, or both, 5% or more of outstanding Shares.

Tax Information

FEDERAL INCOME TAX

The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.

Who Manages and Provides Services to the Fund?

BOARD OF TRUSTEES



The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birth date, present position(s) held with the Trust, principal occupations for the past five years and positions held prior to the past five years, total compensation received as a Trustee from the Trust for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Trust is comprised of 40 funds. The Federated Fund Complex is comprised of 43 investment companies, whose investment advisers are affiliated with the Fund's Adviser.

As of February 3, 2000, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding shares.




NAME
TOTAL

BIRTH DATE                                                   AGGREGATE
COMPENSATION

ADDRESS                       PRINCIPAL OCCUPATIONS          COMPENSATION   FROM
TRUST AND
POSITION WITH TRUST           FOR PAST FIVE YEARS            FROM FUND      FUND
COMPLEX


JOHN F. DONAHUE*#+            Chief Executive Officer                  $0   $0 for
the Trust and 43
Birth Date: July 28, 1924     and Director or Trustee of                    other
investment
Federated Investors Tower     the Federated Fund                            companies
in the
1001 Liberty Avenue           Complex; Chairman and                         Fund
Complex
Pittsburgh, PA                Director,
Federated
CHAIRMAN AND TRUSTEE          Investors, Inc.; Chairman,
                                    Federated

Investment

                               Management Company,

                                    Federated

Global

                                   Investment

Management

                                    Corp. and

Passport

                              Research, Ltd.; formerly:
                              Trustee,
Federated

                                   Investment

Management

                              Company and Chairman

and

                                    Director,

Federated

                              Investment Counseling.
THOMAS G. BIGLEY              Director or Trustee of            $1,050.59
$116,760.63 for the Trust
Birth Date: February 3,       the Federated Fund                            and 43
other investment
1934                          Complex; Director, Member                     companies
in the Fund
15 Old Timber Trail           of Executive Committee,
Complex
Pittsburgh, PA                Children's Hospital
of
TRUSTEE                       Pittsburgh; Director,
                              Robroy Industries, Inc.
                              (coated steel
conduits/
                              computer

storage

                              equipment); formerly:
                              Senior Partner, Ernst

&
                              Young LLP; Director,
MED

                                3000 Group, Inc.

                                   (physician

practice

                              management); Director,
                                    Member of

Executive

                              Committee, University

of

                                   Pittsburgh.

JOHN T. CONROY, JR.           Director or Trustee of the        $1,155.81
$128,455.37 for the Trust
Birth Date: June 23, 1937     Federated Fund Complex;                       and 43
other investment
Grubb & Ellis/Investment      President, Investment                         companies
in the Fund
Properties Corporation        Properties Corporation;
Complex
3201 Tamiami Trail North      Senior Vice President,
Naples, FL                    John R. Wood
and
TRUSTEE                       Associates, Inc.,
                                Realtors; Partner

or

                               Trustee in private

real

                                 estate ventures

in

                              Southwest Florida;
                              formerly: President,
                              Naples
Property

                                Management, Inc.

and

                                    Northgate

Village

                              Development Corporation.
NICHOLAS P. CONSTANTAKIS      Director or Trustee of the       $1,050.59
$73,191.21 for the
Birth Date: September 3,      Federated Fund Complex;                       Trust
and  37 other
1939                          Director, Michael Baker
investment companies in
175 Woodshire Drive           Corporation (engineering,                     the Fund
Complex
Pittsburgh, PA                construction,
operations
TRUSTEE                       and technical services);
                              formerly: Partner,
                              Andersen Worldwide SC.
JOHN F. CUNNINGHAM            Director or Trustee of            $1,050.59
$93,190.48 for the
Birth Date: March 5, 1943     some of the Federated Fund                    Trust and
37 other
353 El Brillo Way             Complex; Chairman,
investment companies in
Palm Beach, FL                President and Chief                           the Fund
Complex
TRUSTEE                       Executive Officer,
                              Cunningham & Co., Inc.
                                   (strategic

business

                              consulting);
Trustee

                              Associate, Boston College;
                              Director, Iperia Corp.
                              (communications/software);
                               formerly: Director,

                              Redgate Communications

and

                                 EMC Corporation

(computer
                              storage systems).
                               Previous Positions:

                              Chairman of the Board

and

                              Chief Executive Officer,
                              Computer Consoles, Inc.;
                                  President and

Chief

                               Operating Officer,

Wang

                              Laboratories; Director,
                               First National Bank

of

                                Boston; Director,

Apollo

                                 Computer, Inc.

J. CHRISTOPHER DONAHUE+       President or Executive                   $0   $0 for
the Trust and 30
Birth Date: April 11, 1949    Vice President of the                         other
investment companies
Federated Investors Tower     Federated Fund Complex;                       in
the
1001 Liberty Avenue           Director or Trustee of some                   Fund
Complex
Pittsburgh, PA                of the Funds in
the
PRESIDENT AND TRUSTEE         Federated Fund Complex;
                                President, Chief

Executive

                              Officer and Director,
                              Federated Investors, Inc.;
                                President, Chief

Executive

                              Officer and Trustee,
                                    Federated

Investment

                              Management Company;
                              Trustee,
Federated

                              Investment Counseling;
                                President, Chief

Executive

                              Officer and Director,
                                    Federated

Global

                                   Investment

Management

                              Corp.; President and

Chief

                              Executive Officer,
                              Passport Research, Ltd.;
                              Trustee,
Federated

                                   Shareholder

Services

                               Company; Director,

                                    Federated

Services

                               Company; formerly:

                                   President,

Federated

                              Investment Counseling.
LAWRENCE D. ELLIS, M.D.*      Director or Trustee of the        $1,050.59
$116,760.63 for the Trust
Birth Date: October 11,       Federated Fund Complex;                       and 43
other investment
1932                          Professor of Medicine,                        companies
in the Fund
3471 Fifth Avenue             University of Pittsburgh;
Complex
Suite 1111                    Medical Director,
Pittsburgh, PA                University of
Pittsburgh
TRUSTEE                       Medical Center - Downtown;
                                  Hematologist,

Oncologist

                                 and Internist,

University

                                  of Pittsburgh

Medical

                                 Center; Member,

National

                               Board of Trustees,

                                Leukemia Society

of

                              America.

NAME
TOTAL

BIRTH DATE                                                   AGGREGATE
COMPENSATION

ADDRESS                       PRINCIPAL OCCUPATIONS          COMPENSATION   FROM
TRUST AND
POSITION WITH TRUST           FOR PAST FIVE YEARS            FROM FUND      FUND
COMPLEX

PETER E. MADDEN               Director or Trustee of the          $983.04
$109,153.60 for the Trust
Birth Date: March 16, 1942    Federated Fund Complex;                       and 43
other investment
One Royal Palm Way            formerly: Representative,                     companies
in the Fund
100 Royal Palm Way            Commonwealth of
Complex
Palm Beach, FL                Massachusetts
General
TRUSTEE                       Court; President,
State
                                 Street Bank and

Trust

                                   Company and

State

                               Street Corporation.

                              Previous Positions:
                              Director, VISA USA and
VISA

                                 International;

Chairman

                                  and Director,

                                  Massachusetts

Bankers

                              Association; Director,
                                   Depository

Trust

                              Corporation; Director,
The

                              Boston Stock Exchange.
CHARLES F. MANSFIELD, JR.  President of some of the          $1,103.25
$102,573.91 for the Trust
Birth Date: April 10, 1945    Funds in the Federated Fund                   and 40
other investment
80 South Road                 Complex; Staff member,                        companies
in the Fund
Westhampton Beach, NY         Federated Securities
Complex
TRUSTEE                       Corp.; formerly:
Trustee
                              or Director of some of
the

                              Funds in the Federated

Fund

                              Complex;
JOHN E. MURRAY, JR., J.D.,    Director or Trustee of            $1,155.81
$128,455.37 for the Trust
S.J.D.#                       the Federated Fund                            and 43
other investment
Birth Date: December 20,      Complex; President, Law                       companies
in the Fund
1932                          Professor, Duquesne
Complex
President, Duquesne           University;
Consulting
University                    Partner, Mollica & Murray;
Pittsburgh, PA                Director, Michael
Baker
TRUSTEE                       Corp. (engineering,
                                  construction,

operations

                              and technical services).
                               Previous Positions:

Dean

                              and Professor of Law,
                                  University of

Pittsburgh

                               School of Law; Dean

and

                                Professor of Law,

                                    Villanova

University

                                 School of Law.

MARJORIE P. SMUTS             Director or Trustee of the        $1,050.59
$116,760.63 for the Trust
Birth Date: June 21, 1935     Federated Fund Complex;                       and 43
other investment
4905 Bayard Street            Public Relations/                             companies
in the Fund
Pittsburgh, PA                Marketing/Conference
Complex
TRUSTEE                       Planning.
                               Previous Positions:

                              National Spokesperson,
                                Aluminum Company

of

                              America;
television

                              producer; business owner.
JOHN S. WALSH                 Director or Trustee of some       $1,050.59
$94,536.85 for the Trust
Birth Date: November 28,      of the Federated Fund                         and 39
other investment
1957                          Complex; President and                        companies
in the Fund
2007 Sherwood Drive           Director, Heat Wagon, Inc.  C
omplex
Valparaiso, IN                (manufacturer
of
TRUSTEE                       construction
temporary
                               heaters); President

and

                                    Director,

Manufacturers

                                 Products, Inc.

                              (distributor of
portable

                              construction heaters);
                               President, Portable

Heater

                                Parts, a division

of

                              Manufacturers Products,
                              Inc.; Director, Walsh
&
                               Kelly, Inc. (heavy

highway

                              contractor); formerly:
                              Vice President, Walsh

&
                                   Kelly, Inc.

EDWARD C. GONZALES            President, Executive Vice                $0   $0 for
the Trust and 42
Birth Date: October 22,       President and Treasurer of                    other
investment company
1930                          some of the Funds in the                      in
the
Federated Investors Tower     Federated Fund Complex;                       Fund
Complex
1001 Liberty Avenue           Vice Chairman,
Federated

Pittsburgh, PA                Investors, Inc.; Trustee,
EXECUTIVE VICE PRESIDENT      Federated
Administrative

                               Services; formerly:

                              Trustee or Director of

some

                                 of the Funds in

the

                              Federated Fund Complex;
                                CEO and Chairman,

                                    Federated

Administrative

                              Services; Vice President,
                                    Federated

Investment

                               Management Company,

                                    Federated

Investment

                                   Counseling,

Federated

                              Global

Investment

                                Management Corp.

and

                              Passport Research, Ltd.;
                                  Director and

Executive

                                 Vice President,

Federated

                                Securities Corp.;

                                    Director,

Federated

                              Services Company; Trustee,
                                    Federated

Shareholder

                                Services Company.

JOHN W. MCGONIGLE             Executive Vice President                 $0   $0 for
the Trust and 43
Birth Date: October 26,       and Secretary of the                          other
investment companies
1938                          Federated Fund Complex;                       in
the
Federated Investors Tower     Executive Vice President,                     Fund
Complex
1001 Liberty Avenue           Secretary and Director,
Pittsburgh, PA                Federated Investors, Inc.;
EXECUTIVE VICE PRESIDENT      formerly: Trustee,
AND SECRETARY                 Federated
Investment

                               Management Company

and

                                    Federated

Investment

                              Counseling; Director,
                                    Federated

Global

                                   Investment

Management

                                 Corp, Federated

Services

                                   Company and

Federated

                                Securities Corp.

RICHARD J. THOMAS             Treasurer of the Federated               $0   $0 for
the Trust and 43
Birth Date: June 17, 1954     Fund Complex; Vice                            other
investment companies
Federated Investors Tower     President - Funds                             in
the
1001 Liberty Avenue           Financial Services                            Fund
Complex
Pittsburgh, PA                Division,
Federated
TREASURER                     Investors, Inc.; formerly:
                              various
management

                                positions within

Funds

                                    Financial

Services

                                   Division of

Federated

                                 Investors, Inc.

RICHARD B. FISHER             President or Vice                        $0   $0 for
the Trust and 41
Birth Date: May 17, 1923      President of some of the                      other
investment companies
Federated Investors Tower     Funds in the Federated Fund                   in
the
1001 Liberty Avenue           Complex; Vice Chairman,                       Fund
Complex
Pittsburgh, PA                Federated Investors, Inc.;
VICE PRESIDENT                Chairman,
Federated
                                Securities Corp.;

                               formerly: Director

or

                               Trustee of some of

the

                              Funds in the Federated

Fund

                               Complex,; Executive

Vice

                                   President,

Federated

                                 Investors, Inc.

and

                                  Director and

Chief

                              Executive Officer,
                              Federated Securities Corp.

NAME
TOTAL

BIRTH DATE                                                   AGGREGATE
COMPENSATION

ADDRESS                       PRINCIPAL OCCUPATIONS          COMPENSATION   FROM
TRUST AND
POSITION WITH TRUST           FOR PAST FIVE YEARS            FROM FUND      FUND
COMPLEX


WILLIAM D. DAWSON, III        Chief Investment Officer                 $0   $0 for
the Trust and 42
Birth Date: March 3, 1949     of this Fund and various                      other
investment companies
Federated Investors Tower     other Funds in the                            in
the
1001 Liberty Avenue           Federated Fund Complex;                       Fund
Complex
Pittsburgh, PA                Executive Vice President,
CHIEF INVESTMENT OFFICER      Federated
Investment

                                   Counseling,

Federated

                              Global

Investment

                                Management Corp.,

                                    Federated

Investment

                               Management Company

and

                              Passport Research, Ltd.;
                              Registered Representative,
                                    Federated

Securities

                              Corp.; Portfolio Manager,
                                    Federated

Administrative

                              Services; Vice President,
                              Federated Investors, Inc.;
                               formerly: Executive

Vice

                              President and Senior

Vice

                                   President,

Federated

                                   Investment

Counseling

                                  Institutional

Portfolio

                                   Management

Services

                                Division; Senior

Vice

                                   President,

Federated

                                   Investment

Management

                                   Company and

Passport

                                 Research, Ltd.

DEBORAH A. CUNNINGHAM         Deborah A. Cunningham is                 $0   $0 for
the Trust and 6
Birth Date: September 15,     Vice President of the                         other
investment
1959                          Trust. Ms. Cunningham                         companies
in the
Federated Investors Tower     joined Federated in 1981                      Fund
Complex
1001 Liberty Avenue           and has been a
Senior
Pittsburgh, PA                Portfolio Manager and
a
VICE PRESIDENT                Senior Vice President
of
                               the Fund's Adviser

since

                              1997. Ms.
Cunningham

                                   served as a

Portfolio

                                  Manager and a

Vice

                                President of the

Fund's

                                Adviser from 1993

through

                              1996. Ms. Cunningham is
a

                                    Chartered

Financial

                              Analyst and received

her

                                M.B.A. in Finance

from

                              Robert Morris College.
MARY JO OCHSON                Mary Jo Ochson is Vice                   $0   $0 for
the Trust and 7
Birth Date: September 12,     President of the Trust.                       other
investment
1953                          Ms. Ochson joined                             companies
in the
Federated Investors Tower     Federated in 1982 and has                     Fund
Complex
1001 Liberty Avenue           been a Senior
Portfolio
Pittsburgh, PA                Manager and a Senior
Vice
VICE PRESIDENT                President of the
Fund's
                               Adviser since 1996.

From

                               1988 through 1995,

                              Ms. Ochson served as
a

                              Portfolio Manager and

a

                                Vice President of

the

                              Fund's Adviser. Ms.
Ochson

                                 is a Chartered

Financial

                              Analyst and received

her

                              M.B.A. in Finance from
the

                              University of Pittsburgh.



* An asterisk denotes a Trustee who is deemed to be an interested person as defined in the 1940 Act.

# A pound sign denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.

+ Mr. Donahue is the father of J. Christopher Donahue, President and Trustee of the Trust.



INVESTMENT ADVISER

The Adviser conducts investment research and makes investment decisions for the Fund. The Adviser is a wholly owned subsidiary of Federated. The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

OTHER RELATED SERVICES



Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING

As required by SEC rules, the Fund, its Adviser, and its Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund Trustees, and certain other employees. Although they do permit these people to trade in securities, including those that the Fund could buy, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR

Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual Funds as specified below:




MAXIMUM              AVERAGE AGGREGATE DAILY
ADMINISTRATIVE FEE   NET ASSETS OF THE FEDERATED FUNDS
0.150 of 1%          on the first $250 million
0.125 of 1%          on the next $250 million
0.100 of 1%          on the next $250 million
0.075 of 1%          on assets in excess of $750 million




The administrative fee received during any fiscal year shall be at least $125,000 per portfolio. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.

INDEPENDENT AUDITORS



The independent auditor for the Fund, Ernst & Young LLP, plans and performs its audit so that it may provide an opinion as to whether the Fund's financial statements and financial highlights are free of material misstatement.

FEES PAID BY THE FUND FOR SERVICES




FOR THE YEAR ENDED DECEMBER 31   1999       1998       1997
Advisory Fee Earned              $399,978   $413,312   $433,191
Advisory Fee Reduction             55,809     42,698     14,375
Brokerage Commissions                   0          0          0
Administrative Fee                125,000    125,000    125,002
SHAREHOLDER SERVICES FEE          199,989     98,937        N/A


For the fiscal years ended December 31, 1999, 1998 and 1997, fees paid by the Fund for services are prior to the Fund's reorganization as a portfolio of the Trust on February 1, 2000.

How Does the Fund Measure Performance?



The Fund may advertise Share performance by using the SEC's standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non- standard performance information.

Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD

Total returns are given for the one-year, five-year and ten-year periods ended December 31, 1999.

Yield and Effective Yield given for the 7-day period ended December 31, 1999.

Performance of the Fund shown is prior to its reorganization as a portfolio of the Trust on February 1, 2000.




                  7-DAY PERIOD   1 YEAR   5 YEARS   10 YEARS
Total Return      N/A            4.23%    4.65%     4.46%
Yield              4.59%         N/A      N/A       N/A
Effective Yield    4.70%         N/A      N/A       N/A




TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the net asset value per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD AND EFFECTIVE YIELD

The yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7. The effective yield is calculated by compounding the unannualized base-period return by: adding one to the base-period return, raising the sum to the 365/7th power; and subtracting one from the result.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS

Advertising and sales literature may include:

* references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

* charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

* discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and

* information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

LIPPER ANALYTICAL SERVICES, INC.



Lipper Analytical Services, Inc. ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.



IBC/DONOGHUE'S MONEY FUND REPORT

IBC/Donoghue's Money Fund Report publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.

MONEY

Money, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.

BANK RATE MONITOR(C) NATIONAL INDEX



Bank Rate Monitor, (C) National Index, Miami Beach, Florida, published weekly, is an average of the interest rates of personal money market deposit accounts at ten of the largest banks and thrifts in each of the five largest Standard Metropolitan Statistical Areas. If more than one rate is offered, the lowest rate is used. Account minimums and compounding methods may vary.

Who is Federated Investors, Inc.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state- of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

FEDERATED FUNDS OVERVIEW

MUNICIPAL FUNDS



In the municipal sector, as of December 31, 1999, Federated managed 12 bond funds with approximately $2.0 billion in assets and 24 money market funds with approximately $13.1 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

EQUITY FUNDS

In the equity sector, Federated has more than 29 years' experience. As of December 31, 1999, Federated managed 53 equity funds totaling approximately $18.3 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value- oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

CORPORATE BOND FUNDS

In the corporate bond sector, as of December 31, 1999, Federated managed 13 money market funds and 29 bond funds with assets approximating $35.7 billion and $7.7 billion, respectively. Federated's corporate bond decision making-based on intensive, diligent credit analysis-backed by over 27 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset backed securities market, a market totaling more than $209 billion.

GOVERNMENT FUNDS

In the government sector, as of December 31, 1999, Federated managed 9 mortgage backed, 11 government/agency and 16 government money market mutual funds, with assets approximating $4.7 billion, $1.6 billion and $34.1 billion, respectively. Federated trades approximately $450 million in U.S. government and mortgage backed securities daily and places approximately $25 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $43.8 billion in government funds within these maturity ranges.

MONEY MARKET FUNDS

In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1999, Federated managed more than $83.0 billion in assets across 54 money market funds, including 16 government, 13 prime and 24 municipal and 1 euro-denominated with assets approximating $34.1 billion, $35.7 billion, $13.1 billion and $115 million respectively.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield-
J. Thomas Madden; U.S. fixed income-William D. Dawson, III; and global equities and fixed income-Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.

MUTUAL FUND MARKET

Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 funds available, according to the Investment Company Institute.

FEDERATED CLIENTS OVERVIEW

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

INSTITUTIONAL CLIENTS



Federated meets the needs of approximately 1,160 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John
B. Fisher, President, Institutional Sales Division, Federated Securities Corp.

BANK MARKETING



Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES

Federated Funds are available to consumers through major brokerage firms nationwide-we have over 2,200 broker/dealer and bank broker/dealer relationships across the country-supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.

Addresses

MONEY MARKET MANAGEMENT

Federated Investors Funds

5800 Corporate Drive

Pittsburgh, PA 15237-7000

DISTRIBUTOR

Federated Securities Corp.

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

INVESTMENT ADVISER

Federated Investment Management Company

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

CUSTODIAN

State Street Bank and Trust Company

P.O. Box 8600

Boston, MA 02266-8600

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600



INDEPENDENT AUDITORS

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116